UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05796

FFTW Funds, Inc.
(Exact name of registrant as specified in charter)

200 Park Avenue, 46th Floor, New York, NY		10166
(Address of principal executive offices)		(Zip code)

Stephen P. Casper President and Principal Executive Officer 200 Park Avenue, 46th Floor, New York, NY 10166
(Name and address of agent for service)

with a copy to: Jack Murphy, Esq. Dechert 1775 I Street, N.W., Washington, D.C. 20006-2401

Registrant's telephone number, including area code:		212-681-3000

Date of fiscal year end:	12/31/2005

Date of reporting period:	9/30/2005

Item 1. Schedule of Investments. –  The Schedule of Investments as of September 30, 2005 is filed herewith.

FFTW Funds, Inc.

U.S. Short-Term Portfolio - Schedule of Investments

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value

Asset-Backed Securities (ABS) — 80.6%

Auto Loans — 15.1%
Americredit Automobile Receivables Trust, Ser. 2002-D, Class A4	3.400%	04/13/2009	$2,173,217	$2,157,293
Capital Auto Receivables Asset Trust, Ser. 2002-3, Class A3	3.580%	10/16/2006	2,831,433	2,828,947
Capital Auto Receivables Asset Trust, Ser. 2002-3, Class CTFS, 144A +	3.440%	02/17/2009	1,126,573	1,116,806
Daimler Chrysler Master Owner Trust, Ser. 2003-A, Class A (FRN)	3.818%	02/15/2008	2,605,000	2,605,538
Ford Credit Auto Owner Trust, Ser. 2002-D, Class A4A	3.130%	11/15/2006	1,515,661	1,512,470
Ford Credit Auto Owner Trust, Ser. 2002-D, Class A4B (FRN)	3.888%	11/15/2006	1,212,529	1,212,663
Nissan Auto Receivables Owner Trust, Ser. 2002-C, Class A4	3.330%	01/15/2008	2,493,915	2,490,511
Superior Wholesale Inventory Financing Trust, Ser. 2005-A12, Class A (FRN)	3.948%	06/15/2010	2,000,000	1,999,994
Toyota Auto Receivables Owner Trust, Ser. 2002-C, Class A3	2.650%	11/15/2006	39,184	39,163
Whole Auto Loan Trust, Ser. 2002-1, Class A4	3.040%	04/15/2009	2,178,051	2,174,048
Whole Auto Loan Trust, Ser. 2003-1, Class A3A	1.840%	10/15/2006	713,334	712,486
				18,849,919

Credit Cards — 20.1%
Capital One Multi-Asset Execution Trust, Ser. 2004-B2, Class B2 (FRN)	3.988%	12/15/2009	2,200,000	2,202,771
Chase Credit Card Master Trust, Ser. 2002-8, Class A (FRN)	3.828%	03/17/2008	2,635,000	2,635,138
Citibank Credit Card Issuance Trust, Ser. 2000-A1, Class A1	6.900%	10/15/2007	2,000,000	2,002,518
Citibank Credit Card Issuance Trust, Ser. 2003-A5, Class A5	2.500%	04/07/2008	1,000,000	990,401
Discover Card Master Trust I, Ser. 2001-2, Class A (FRN)	3.928%	07/15/2008	3,385,000	3,386,639
Discover Card Master Trust I, Ser. 2002-4, Class A (FRN)	3.828%	04/16/2008	2,000,000	1,999,982
First USA Credit Card Master Trust, Ser. 1996-4, Class A (FRN)	3.920%	04/10/2009	2,225,000	2,228,646
Fleet Credit Card Master Trust II, Ser. 2000-D, Class B (FRN)	4.148%	05/15/2008	2,500,000	2,500,461
Fleet Credit Card Master Trust II, Ser. 2002-C, Class A	2.750%	04/15/2008	1,000,000	999,580
Fleet Credit Card Master Trust II, Ser. 2003-A, Class B (FRN)	4.118%	07/15/2008	2,500,000	2,500,759
Standard Credit Card Master Trust, Ser. 1994-2, Class A	7.250%	04/07/2008	1,485,000	1,506,570
Standard Credit Card Master Trust, Ser. 1995-9, Class A	6.550%	10/07/2007	2,000,000	2,001,041
				24,954,506

Home Equity Loans - Floating Rate — 39.1%
Ameriquest Mortgage Securities Inc., Ser. 2005-R1, Class M1 (FRN)	4.280%	03/25/2035	2,000,000	1,999,173
Centex Home Equity, Ser. 2004-A, Class M2 (FRN)	4.880%	01/25/2034	2,000,000	2,010,010
Centex Home Equity, Ser. 2005-B, Class M2 (FRN)	4.260%	03/25/2035	2,000,000	1,999,186
Chase Funding Loan Acquisition Trust, Ser. 2001-AD1, Class 2M2 (FRN)	5.130%	11/25/2030	463,898	466,079
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-1, Class 2M1 (FRN)	4.480%	09/25/2032	2,000,000	2,005,918
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-5, Class 2M1 (FRN)	4.430%	05/25/2033	1,500,000	1,505,848
Contimortgage Home Equity Loan Trust, Ser. 1996-4, Class A10 (FRN)	4.248%	01/15/2028	889,925	891,672

FFTW Funds, Inc.

U.S. Short-Term Portfolio - Schedule of Investments (Continued)

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value

Household Home Equity Loan Trust, Ser. 2003-2, Class A (FRN)	4.126%	09/20/2033	$1,986,489	$1,989,998
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1 (FRN)	4.510%	08/25/2033	1,500,000	1,507,469
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class A3 (FRN)	4.130%	02/25/2034	1,070,900	1,071,918
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC2, Class M1 (FRN)	4.730%	02/25/2033	1,950,454	1,958,603
Novastar Home Equity Loan, Ser. 2003-3, Class A3 (FRN)	4.280%	12/25/2033	846,232	850,364
Novastar Home Equity Loan, Ser. 2004-3, Class A3A (FRN)	4.050%	12/25/2034	677,292	677,416
Option One Mortgage Loan Trust, Ser. 2002-1, Class M2 (FRN)	5.130%	02/25/2032	537,297	538,975
Option One Mortgage Loan Trust, Ser. 2003-3, Class M1 (FRN)	4.480%	06/25/2033	2,000,000	2,005,377
Park Place Securities Inc., Ser. 2004-WWF1, Class M2 (FRN)	4.510%	02/25/2035	2,000,000	2,014,029
Park Place Securities Inc., Ser. 2005-WHQ2, Class M2 (FRN)	4.290%	05/25/2035	2,000,000	1,999,947
RAAC, Ser. 2005-RP1, Class A, 144A (FRN) +	4.170%	07/25/2037	2,039,989	2,039,614
RAAC, Ser. 2005-RP2, Class A (FRN)	4.180%	06/25/2035	2,778,187	2,778,187
Residential Asset Mortgage Products, Inc., Ser. 2003-RS11, Class MII1 (FRN)	4.560%	12/25/2033	2,000,000	2,012,529
Residential Asset Mortgage Products, Inc., Ser. 2004-RS4, Class A2B1 (FRN)	4.090%	04/25/2034	866,244	867,369
Residential Asset Mortgage Products, Inc., Ser. 2005-EFC3, Class AI1 (FRN)	3.940%	08/25/2035	1,492,221	1,492,084
Residential Asset Securities Corp., Ser. 2003-KS11, Class MII2 (FRN)	5.030%	01/25/2034	2,000,000	2,021,811
Residential Asset Securities Corp., Ser. 2005-KS2, Class M1 (FRN)	4.260%	03/25/2035	2,000,000	1,999,233
Saxon Asset Securities Trust, Ser. 2004-1, Class M1 (FRN)	4.360%	03/25/2035	2,250,000	2,252,023
Securitized Asset-Backed Receivables, Ser. 2004-NC1, Class M1 (FRN)	4.350%	02/25/2034	2,000,000	2,001,911
Securitized Asset-Backed Receivables, Ser. 2004-OP1, Class M2 (FRN)	4.930%	02/25/2034	2,000,000	2,023,727
Structured Asset Investment Loan Trust, Ser 2004-2, Class M2 (FRN)	4.980%	03/25/2034	2,000,000	2,024,375
Wells Fargo Home Equity Trust, Ser. 2004-2, Class A21B (FRN)	4.250%	05/25/2034	1,640,490	1,649,074
				48,653,919

Student Loans — 3.1%
SLM Student Loan Trust, Ser. 2002-4, Class A3 (FRN)	3.950%	06/15/2011	65,899	66,003
SLM Student Loan Trust, Ser. 2002-7, Class A2 (FRN)	3.910%	06/17/2013	12,285	12,285
SLM Student Loan Trust, Ser. 2003-5, Class A2 (FRN)	3.900%	12/17/2012	2,360,508	2,360,687
SLM Student Loan Trust, Ser. 2005-2, Class A1 (FRN)	3.630%	04/26/2010	1,421,067	1,420,615
				3,859,590

Other ABS — 3.2%
Granite Mortgages Plc, Ser. 2004-3, Class 1M (FRN)	4.160%	09/20/2044	2,000,000	1,999,768
Main Street Warehouse Funding Trust, Ser. 2004-MS3A, 144A (FRN) +	3.980%	01/25/2007	2,000,000	2,000,000
				3,999,768
Total (Cost - $100,258,660)				100,317,702

Collateralized Mortgage Obligations (CMO) — 14.7%

Collateralized Mortgage Obligations Floater — 9.4%

CMO Floater - FHLMC — 3.2%
FHLMC, Ser. 2412, Class FP (FRN)	4.718%	02/15/2032	2,000,000	2,064,454
FHLMC, Ser. 3024, Class FC (FRN)	4.068%	04/15/2021	1,869,678	1,871,420
				3,935,874

FFTW Funds, Inc.

U.S. Short-Term Portfolio - Schedule of Investments (Continued)

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value

CMO Floater - FNMA — 2.8%
FNMA, Ser. 2003-111, Class FG (FRN)	4.590%	12/25/2032	$3,300,000	$3,435,298

CMO Floater - Other — 3.4%
Banc of America Funding Corporation, Ser. 2005-F, Class 1A1 (FRN)	4.106%	07/25/2035	1,999,671	1,999,671
First Horizon Mortgage Pass-Through Trust, Ser. 2005-2, Class 3A1 (FRN)	4.330%	10/25/2032	1,610,556	1,609,579
Structured Asset Securities Corp., Ser. 2002-NP1, Class A1, 144A (FRN) + †	4.480%	08/25/2032	644,058	644,058
				4,253,308
				11,624,480

Planned Amortization Class — 1.6%
Prudential Home Mortgage Securities, Ser. 1993-60, Class A4	6.750%	12/25/2023	1,978,000	1,973,092

Sequential — 0.2%
FHLMC, Ser. T-19, Class A (FRN)	4.170%	02/25/2029	311,882	311,887

Other CMO — 3.5%
Morgan Stanley Mortgage Loan Trust, Ser. 2004-8AR, Class 1A (FRN)	3.844%	10/25/2034	1,257,573	1,262,682
Structured Adjustable Rate Mortgage Loan, Ser. 2004-20, Class 1A1	5.080%	01/25/2035	1,641,597	1,660,577
Washington Mutual, Ser. 2004-AR10, Class A1C (FRN)	4.380%	07/25/2044	1,472,811	1,472,640
				4,395,899
Total (Cost - $18,335,951)				18,305,358

U.S. Treasury Obligations — 7.0%
U.S. Treasury Bill ‡ #	3.420%	11/10/2005	8,700,000	8,670,838
U.S. Treasury Bill ‡ @	3.322%	12/29/2005	50,000	49,586
Total (Cost - $8,717,187)				8,720,424

Total Investments — 102.3% (Cost - $127,311,798)				127,343,484
Liabilities, Net of Other Assets — (2.3%)				(2,892,459)
Net Assets — 100.0%				$124,451,025

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2005 was as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$145,443	$113,757	$31,686	$127,311,798

Summary of Abbreviations

FHLMC  Freddie Mac

FNMA  Fannie Mae

FRN  Floating Rate Note

+                 Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities were valued at $5,800,478 or 4.7% of net assets.  Of these securities, the Board of Directors has deemed securities valued at $5,156,420 or 4.1% of net assets, to be liquid.

†                  Illiquid security, which represents 0.5% of net assets.

‡                  Interest rate shown represents yield to maturity at date of purchase.

#                 Security, or portion thereof, is held as collateral for open reverse repurchase agreements.

@            Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

U.S. Short-Term Portfolio

Asset Class Summary

(shown as a percentage of Net Assets)

September 30, 2005 (unaudited)

Classification	% of Net Assets
Asset-Backed Securities	80.6%
Collateralized Mortgage Obligations	14.7%
U.S. Treasury Obligations	7.0
Financial Futures Contracts	0.0 *
Reverse Repurchase Agreements	(1.2)
Other Liabilities, Net of Other Assets	(1.1)
100.0%

* Rounds to less than 0.1%.

FFTW Funds, Inc.

Limited Duration Portfolio - Schedule of Investments

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)	Value

Asset-Backed Securities (ABS) — 47.4%

Auto Loans — 16.5%
Americredit Automobile Receivables Trust, Ser. 2002-D, Class A4	3.400%	04/13/2009	2,828,482	$2,807,757
Capital Auto Receivable Asset Trust, Ser. 2003-1, Class A3A	2.750%	04/16/2007	2,284,462	2,269,133
Chase Manhattan Auto Owner Trust, Ser. 2002-A, Class A4	4.240%	09/15/2008	1,481,558	1,481,865
Chase Manhattan Auto Owner Trust, Ser. 2003-C, Class A4	2.940%	06/15/2010	2,100,000	2,050,479
Daimler Chrysler Auto Trust, Ser. 2003-A, Class A4	2.880%	10/08/2009	2,995,000	2,955,064
Ford Credit Auto Owner Trust, Ser. 2003-A, Class A4B (FRN)	3.858%	06/15/2007	2,845,913	2,846,949
Harley Davidson Motorcycle Trust. Ser. 2002-2, Class A2	3.090%	06/15/2010	2,425,497	2,398,882
Honda Auto Receivables Owner Trust, Ser. 2003-1, Class A4	2.480%	07/18/2008	3,200,000	3,164,698
				19,974,827

Credit Cards — 17.9%
Bank One Issuance Trust, Ser. 2004-A1, Class A1	3.450%	10/17/2011	2,000,000	1,931,053
Capital One Master Trust, Ser. 2001-5, Class A	5.300%	06/15/2009	3,000,000	3,020,653
Citibank Credit Card Issuance Trust, Ser. 2001-A6, Class A6	5.650%	06/16/2008	2,000,000	2,016,432
Discover Card Master Trust I, Ser. 1996-3, Class A	6.050%	08/18/2008	2,500,000	2,516,465
Discover Card Master Trust I, Ser. 2000-9, Class A	6.350%	07/15/2008	3,000,000	3,018,454
Discover Card Master Trust I, Ser. 2003-1, Class B2	3.450%	04/16/2009	2,000,000	1,975,397
Fleet Credit Card Master Trust II, Ser. 2003-A, Class A	2.400%	07/15/2008	2,000,000	1,989,572
MBNA Credit Card Master Note Trust, Ser. 2001-A1, Class A1	5.750%	10/15/2008	3,100,000	3,126,081
Standard Credit Card Master Trust, Ser. 1994-2, Class B	7.500%	04/07/2008	2,000,000	2,030,661
				21,624,768

Home Equity Loans - Floating Rate — 10.0%
Ace Securities Corp., Ser. 2001-HE1, Class A (FRN)	4.166%	11/20/2031	541,460	541,753
Contimortgage Home Equity Loan Trust, Ser. 1996-4, Class A10 (FRN)	4.248%	01/15/2028	889,925	891,672
GSR Mortgage Loan Trust, Ser. 2004-4, Class B1 (FRN)	6.530%	04/25/2032	1,481,543	1,498,008
Household Mortgage Loan Trust, Ser. 2004-HC1, Class M (FRN)	4.300%	02/20/2034	855,809	857,274
Residential Asset Securities Corp., Ser. 2003-KS1, Class M1 (FRN)	4.630%	01/25/2033	2,500,000	2,508,542
Residential Asset Securities Corp., Ser. 2003-KS10, Class MII1 (FRN)	4.420%	12/25/2033	2,500,000	2,509,849
Securitized Asset-Backed Receivables, Ser. 2004-OP1, Class M2 (FRN)	4.930%	02/25/2034	2,000,000	2,023,727
Wells Fargo Home Equity Trust, Ser. 2004-2, Class A21B (FRN)	4.250%	05/25/2034	1,286,659	1,293,391
				12,124,216

Other ABS — 3.0%
Granite Mortgages Plc, Ser. 2004-3, Class 1M (FRN)	4.160%	09/20/2044	3,000,000	2,999,652
Oncor Electric Delivery Transition Bond Company, Ser. 2003-1, Class A1	2.260%	02/15/2009	711,669	700,215
				3,699,867
Total (Cost - $58,102,497)				57,423,678

FFTW Funds, Inc.

Limited Duration Portfolio - Schedule of Investments (Continued)

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value

Mortgage-Backed Securities — 25.3%

Collateralized Mortgage Obligations (CMO) — 20.5%

Non-Accelerated Senior — 1.3%
Bank of America Mortgage Securities, Ser. 2004-L, Class 1A1 (FRN)	4.214%	01/25/2035		1,531,559	$1,519,055

Planned Amortization Class — 13.8%
Citicorp Mortgage Securities, Inc., Ser. 2004-5, Class 1A29	4.750%	08/25/2034		1,821,928	1,792,858
FHLMC, Ser. 1669, Class G	6.500%	02/15/2023		172,943	172,922
FHLMC, Ser. 2736, Class DB	3.300%	11/15/2026		4,040,258	3,913,395
FHLMC, Ser. 2844, Class PR	5.000%	09/15/2017		4,853,837	4,873,060
FNMA, Ser. 2002-63, Class BK	5.500%	04/25/2031		1,685,881	1,697,982
FNMA, Ser. 2005-57, Class CK	5.000%	07/25/2035		2,742,998	2,738,140
Wells Fargo Mortgage-Backed Securities, Ser. 2004-K, Class 2A3 (FRN)	4.735%	07/25/2034		1,622,253	1,587,780
					16,776,137

Sequential — 1.4%
FNMA, Ser. 2002-W2, Class AF5	6.000%	06/25/2032		1,675,124	1,679,655
					18,455,792

Other CMO — 4.0%
Bank of America Mortgage Securities, Ser. 2003-E, Class 2A2	4.350%	06/25/2033		593,843	586,827
Bank of America Mortgage Securities, Ser. 2005-2, Class 1A6	5.500%	03/25/2035		2,566,120	2,562,437
Structured Adjustable Rate Mortgage Loan, Ser. 2004-20, Class 1A1	5.080%	01/25/2035		1,641,597	1,660,578
					4,809,842
					27,784,341

Mortgage Pass-Through Securities — 4.8%
FNMA Pool #725897	4.344%	09/01/2034		1,813,029	1,801,180
FNMA Pool #840667	5.148%	10/01/2035		4,000,000	4,016,250
					5,817,430
Total (Cost - $31,096,361)					30,602,119

Sovereign Obligations — 26.2%

Germany — 4.1%
Bundesobligation	4.000%	02/16/2007	EUR	4,000,000	4,931,895

United States — 22.1%
U.S. Treasury Note	3.625%	04/30/2007		21,000,000	20,822,802
U.S. Treasury Note #	3.750%	05/15/2008		6,000,000	5,935,782
					26,758,584
Total (Cost - $32,261,560)					31,690,479

Short-Term Security — 0.0%
U.S. Treasury Bill ‡ @ (Cost - $49,602)	3.322%	12/29/2005		50,000	49,586

Total Investments — 98.9% (Cost - $121,510,020)					119,765,862
Other Assets, Net of Liabilities — 1.1%					1,298,403
Net Assets — 100.0%					$121,064,265

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2005 was as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$40,282	$1,784,439	$(1,744,157)	$121,510,020

Summary of Abbreviations

EUR  European Monetary Unit (Euro)

FHLMC  Freddie Mac

FNMA  Fannie Mae

FRN  Floating Rate Note

(a)           Face amount shown in U.S. dollars unless otherwise indicated.

#                  Security, or portion thereof, is held as collateral for open reverse repurchase agreements.

‡                   Interest rate shown represents yield to maturity at date of purchase.

@             Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

Limited Duration Portfolio

Asset Class Summary

(shown as a percentage of Net Assets)

September 30, 2005 (unaudited)

Classification	% of Net Assets
Asset-Backed Securities	47.4%
Mortgage-Backed Securities	25.3%
Sovereign Obligations - U.S. Treasury Obligations	22.1
Sovereign Obligations - Other	4.1
Short-Term Security	0.0 *
Forward Foreign Exchange Contracts	0.0 *
Financial Futures Contracts	(0.0)*
Reverse Repurchase Agreements	(1.4)
Other Assets, Net of Other Liabilities	2.5
100.0%

* Rounds to less than 0.1% or (0.1%).

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value

Asset-Backed Security — 0.0% *
Centex Home Equity Loan, Ser. 2003-C, Class AV (FRN)	4.130%	09/25/2033	$60,353	$60,384
(Cost - $60,354)

Mortgage-Backed Securities — 173.8%

Collateralized Mortgage Obligations (CMO) — 46.3%

CMO Floater — 37.3%

CMO Floater - FHLMC — 9.4%
FHLMC, Ser. 2289, Class FD (FRN)	4.039%	05/17/2022	804,871	805,526
FHLMC, Ser. 2410, Class FY (FRN)	4.268%	02/15/2032	644,289	649,484
FHLMC, Ser. 2412, Class FP (FRN)	4.718%	02/15/2032	1,160,368	1,197,763
FHLMC, Ser. 2412, Class OF (FRN)	4.718%	12/15/2031	2,000,000	2,054,625
FHLMC, Ser. 2423, Class TF (FRN)	4.268%	07/15/2031	167,148	167,274
FHLMC, Ser. 2475, Class FB (FRN)	4.768%	02/15/2032	845,145	865,312
FHLMC, Ser. 2498, Class AF (FRN)	4.768%	03/15/2032	2,668,396	2,729,709
FHLMC, Ser. 2557, Class WF (FRN)	4.168%	01/15/2033	495,347	498,137
FHLMC, Ser. 2603, Class F (FRN)	4.068%	04/15/2033	290,367	291,206
FHLMC, Ser. 2873, Class LF (FRN)	5.090%	03/15/2034	1,412,783	1,418,350
FHLMC, Ser. 2907, Class FG (FRN)	4.318%	12/15/2034	1,859,333	1,864,699
FHLMC, Ser. 2918, Class LF (FRN)	4.668%	08/15/2033	533,392	527,823
				13,069,908

CMO Floater - FNMA — 16.5%
FNMA, Ser. 1994-61, Class FG (FRN)	5.344%	04/25/2024	1,375,784	1,417,157
FNMA, Ser. 1997-68, Class FC (FRN)	4.313%	05/18/2027	504,513	508,599
FNMA, Ser. 2001-46, Class F (FRN)	4.189%	09/18/2031	1,217,674	1,224,388
FNMA, Ser. 2001-61, Class FM (FRN)	4.039%	10/18/2016	664,696	667,151
FNMA, Ser. 2002-60, Class FH (FRN)	4.830%	08/25/2032	1,508,584	1,532,482
FNMA, Ser. 2002-62, Class FP (FRN)	5.030%	11/25/2032	1,250,000	1,306,539
FNMA, Ser. 2002-64, Class FA (FRN)	4.830%	07/25/2031	1,363,234	1,394,918
FNMA, Ser. 2002-65, Class FB (FRN)	4.830%	07/25/2032	1,885,421	1,931,844
FNMA, Ser. 2002-8, Class FA (FRN)	4.539%	03/18/2032	778,189	787,840
FNMA, Ser. 2003-111, Class FG (FRN)	4.590%	12/25/2032	2,000,000	2,081,999
FNMA, Ser. 2003-133, Class F (FRN)	4.830%	05/25/2031	297,036	302,033
FNMA, Ser. 2003-16, Class NF (FRN)	4.280%	03/25/2018	2,720,509	2,740,168
FNMA, Ser. 2004-21, Class FL (FRN)	4.180%	11/25/2032	2,624,699	2,618,032
FNMA, Ser. 2005-48, Class FH (FRN)	4.390%	09/25/2034	1,838,351	1,855,018
FNMA, Ser. G1997-4, Class FA (FRN)	4.613%	06/17/2027	2,577,956	2,611,707
				22,979,875

CMO Floater - Other — 11.4%
Bank of America Mortgage Securities, Ser. 2003-10, Class 1A6 (FRN)	4.280%	01/25/2034	999,120	1,003,762
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 2A5 (FRN)	4.280%	09/25/2034	3,411,354	3,416,297
Countrywide Alternative Loan Trust, Ser. 2005-26CB, Class A7 (FRN)	4.130%	07/25/2035	3,680,986	3,656,722
Countrywide Home Loans, Ser. 2003-3, Class A6 (FRN)	4.330%	04/25/2018	4,938,443	4,948,540
First Horizon Mortgage Pass-Through Trust, Ser. 2004-FL1, Class 3A1 (FRN)	4.250%	02/25/2035	545,685	546,223
Master Asset Securitization Trust, Ser.2004-6, Class 2A2 (FRN)	4.230%	06/26/2034	1,328,878	1,327,385
Residential Accredit Loans, Inc., Ser. 2003-QS5, Class A1 (FRN)	4.280%	03/25/2018	715,695	719,253
Structured Asset Securities Corp., Ser. 2002-NP1, Class A1, 144A (FRN) + †	4.480%	08/25/2032	214,686	214,686
				15,832,868
				51,882,651

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments (Continued)

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value

Non-Accelerated Senior — 0.9%
Master Seasoned Securities Trust, Ser. 2004-1, Class 30B1	6.500%	08/25/2032	$1,253,915	$1,287,524

Inverse Floating Rate — 1.8%
FHLMC, Ser. 2696, Class SM (FRN)	6.664%	12/15/2026	878,886	827,529
FHLMC, Ser. 2780, Class SV (FRN)	8.210%	11/15/2033	821,700	828,324
FNMA, Ser. 2003-128, Class MS (FRN)	10.710%	01/25/2034	488,327	489,004
FNMA, Ser. 2003-77, Class DS (FRN)	4.770%	08/25/2033	464,167	346,110
				2,490,967

Planned Amortization Class — 3.1%
FHLMC, Ser. 2386, Class PG	6.000%	09/15/2030	1,399,107	1,418,487
FHLMC, Ser. 2389, Class EH	6.000%	05/15/2030	1,344,443	1,354,687
FHLMC, Ser. 2435, Class EQ	6.000%	05/15/2031	1,000,000	1,020,114
GNMA, Ser. 1999-13, Class PC	6.000%	03/20/2028	479,568	481,796
				4,275,084

Sequential — 1.1%
FHLMC, Ser. 2771, Class MQ	6.000%	03/15/2033	1,456,591	1,494,478

Z Bond — 1.6%
FHLMC, Ser. 2196, Class BZ	7.500%	11/15/2029	478,410	495,912
FNMA, Ser. 1992-29, Class Z	8.000%	02/25/2022	109,328	112,071
FNMA, Ser. 1997-43, Class ZD	7.500%	06/17/2027	1,603,029	1,665,493
				2,273,476

Other CMO — 0.5%
FHLMC, Ser. 42, Class C	9.000%	06/15/2020	749,239	769,444
				64,473,624

Commercial Mortgage-Backed Securities (CMBS) — 9.3%

CMBS — 8.9%
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A5	5.113%	07/15/2036	1,000,000	1,005,340
First Union-Lehman Brothers Commercial Mortgage, Ser. 1997-C2, Class A3	6.650%	11/18/2029	1,976,015	2,037,212
GMAC Commercial Mortgage Securities Inc., Ser. 1999-C2, Class A1	6.570%	09/15/2033	1,336,649	1,347,635
Greenwich Capital Commercial Funding Corp, Ser. 2005-GG3, Class A4	4.799%	08/10/2042	1,000,000	985,091
GS Mortgage Securities Corp. II, Ser. 2004-GG2, Class A6 (FRN)	5.396%	08/10/2038	2,000,000	2,054,524
GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class A3	4.607%	07/10/2039	3,000,000	2,943,436
Lehman Brothers - UBS Commercial Mortgage Trust, Ser. 2005-C2, Class AJ	5.205%	04/15/2030	2,000,000	2,016,342
				12,389,580

CMBS Floater — 0.4%
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-CND1, Class A1, 144A (FRN) +	3.968%	08/15/2018	542,088	542,087
				12,931,667

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments (Continued)

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value

Mortgage Derivatives — 7.2%

Interest Only (IO) — 6.1%

IO - CMBS — 1.0%
DLJ Commercial Mortgage Corp., Ser. 1998-CG1, Class S (FRN) # ‡	7.644%	06/10/2031	$608,518	$613,934
First Union - Lehman Brothers - Bank of America, Ser. 1998-C2, Class IO # ‡	8.503-10.030%	11/18/2035	518,219	528,500
Morgan Stanley Capital I, Ser. 1998-HF1, Class X # ‡	10.249%	03/15/2030	310,888	303,408
				1,445,842

IO - PAC — 0.9%
FHLMC, Ser. 2692, Class QI # ‡	11.065%	05/15/2016	185,931	219,617
FHLMC, Ser. 2727, Class IO # ‡	6.913%	06/15/2029	124,348	133,716
FHLMC, Ser. 2733, Class MI # ‡	7.036%	06/15/2028	300,077	318,699
FNMA, Ser. 2003-59, Class IL # ‡	8.526%	12/25/2031	298,552	305,617
FNMA, Ser. 2004-8, Class PI # ‡	5.990%	08/25/2027	217,417	229,792
				1,207,441

IO - Strip — 1.6%
FNMA Strip, Ser. 343, Class 1 # ‡	11.5625%	09/01/2033	378,800	732,319
FNMA Strip, Ser. 356, Class 1, IO # ‡	7.956%	03/01/2035	873,979	834,351
FNMA Strip, Ser. 359, Class 7 IO # ‡	6.290%	06/01/2035	642,003	675,380
				2,242,050

IO - Veterans Administration (Vendee) — 0.6%
Vendee Mortgage Trust, Ser. 1992-2, Class IO (FRN) # ‡	1.499-15.658%	09/15/2022	170,006	188,457
Vendee Mortgage Trust, Ser. 1994-3A, Class 1IO (FRN) # ‡	6.174-15.862%	09/15/2024	199,239	108,922
Vendee Mortgage Trust, Ser. 1996-1, Class 1IO (FRN) # ‡	5.752-15.424%	02/15/2026	498,429	350,795
Vendee Mortgage Trust, Ser. 1996-2, Class 1IO (FRN) # ‡	6.163-8.317%	06/15/2026	67,340	57,187
Vendee Mortgage Trust, Ser. 1997-1, Class IO (FRN) # ‡	10.552%	02/15/2027	36,574	34,134
Vendee Mortgage Trust, Ser. 1998-2, Class 1IO (FRN) # ‡	9.026%	06/15/2028	24,679	22,754
Vendee Mortgage Trust, Ser. 2001-2, Class IO (FRN) # ‡	5.022%	02/15/2031	41,887	36,475
				798,724

Inverse IO — 1.8%
FHLMC, Ser. 2594, Class DS (FRN) # ‡	37.321%	12/15/2027	132,994	142,205
FHLMC, Ser. 2691, Class LS (FRN) # ‡	7.107%	01/15/2029	70,502	105,630
FHLMC, Ser. 2718, Class LS (FRN) # ‡	48.512%	11/15/2029	118,992	144,733
FHLMC, Ser. 2764, Class SB (FRN) # ‡	38.505%	03/15/2031	89,606	99,267
FHLMC, Ser. 2937, Class SU (FRN) # ‡	29.941%	06/15/2023	142,137	127,039
FHLMC, Ser. 2975, Class SJ (FRN) # ‡	21.626%	05/15/2035	574,111	504,067
FHLMC, Ser. 2990, Class JL (FRN) # ‡	27.033%	03/15/2035	189,736	145,817
FHLMC, Ser. 2990, Class WI (FRN) # ‡	19.537%	02/15/2035	388,757	268,286
FNMA, Ser. 2003-34, Class WS (FRN) # ‡	4.583%	10/25/2029	309,871	264,789
FNMA, Ser. 2003-73, Class GS (FRN) # ‡	4.183%	05/25/2031	296,671	301,814
FNMA, Ser. 2004-92, Class SQ (FRN) # ‡	4.232%	05/25/2034	202,356	152,892
FNMA, Ser. 2005-21, Class BS (FRN) # ‡	28.965%	07/25/2023	100,876	100,155
FNMA, Ser. 2005-7, Class SC (FRN) # ‡	20.581%	02/25/2035	269,301	195,717
				2,552,411

Other IO Security — 0.2%
FHLMC, Ser. 2691, Class EO # ‡	8.441%	10/15/2033	223,884	201,819
				8,448,287

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments (Continued)

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value

Principal Only (PO) — 1.1%

PO - Strip — 0.8%
FNMA Strip, Ser. 333, Class 1 # ‡	3.835%-13.352%	03/01/2033	$1,172,992	$1,102,857

Other PO Securities — 0.3%
FHLMC, Ser. 2736, Class BO # ‡	6.1273%	01/15/2034	229,783	217,972
FHLMC, Ser. 2856, Class KO # ‡	2.931%	09/15/2034	146,625	132,860
FNMA, Ser. 2004-8, Class AO # ‡	22.674%	09/25/2033	110,066	93,356
				444,188
				1,547,045
				9,995,332

Mortgage Pass-Through Securities (MPTS) — 111.0%

MPTS - FHLMC — 29.1%

FHLMC - Pools — 10.3%
FHLMC Gold Pool #A12446	6.500%	08/01/2033	196,330	201,886
FHLMC Gold Pool #A13465	6.500%	09/01/2033	132,301	136,045
FHLMC Gold Pool #A14279	6.000%	10/01/2033	1,550,776	1,578,001
FHLMC Gold Pool #A14986	6.500%	11/01/2033	197,621	203,214
FHLMC Gold Pool #A27959	5.500%	11/01/2034	3,857,042	3,859,301
FHLMC Gold Pool #A33901	5.500%	03/01/2035	4,871,859	4,874,295
FHLMC Gold Pool #A45580	6.500%	06/01/2035	759,877	781,438
FHLMC Gold Pool #C66588	7.000%	04/01/2032	1,735,286	1,813,266
FHLMC Gold Pool #C79112	6.000%	05/01/2033	756,300	769,629
FHLMC Gold Pool #D85424	6.500%	01/01/2028	101,380	104,608
				14,321,683

FHLMC - TBA — 18.8%
FHLMC Gold TBA	4.500%	10/01/2019	3,000,000	2,937,186
FHLMC Gold TBA	6.500%	10/01/2031	8,000,000	8,225,000
FHLMC Gold TBA	5.500%	10/01/2033	6,000,000	6,000,000
FHLMC Gold TBA	5.000%	10/01/2034	3,000,000	2,935,314
FHLMC Gold TBA	6.000%	10/01/2035	6,000,000	6,103,128
				26,200,628
				54,640,780

MPTS - FNMA — 73.6%

FNMA - Pools — 20.3%
FNMA Pool #252439	6.500%	05/01/2029	227,551	234,955
FNMA Pool #323979	6.500%	04/01/2029	100,298	103,589
FNMA Pool #340777	6.500%	03/01/2011	1,010	1,045
FNMA Pool #403646	6.500%	12/01/2027	135,976	140,481
FNMA Pool #407591	6.500%	12/01/2027	258,943	267,521
FNMA Pool #534616	6.000%	08/01/2029	1,010,475	1,029,573
FNMA Pool #637022	7.500%	03/01/2032	595,463	630,166
FNMA Pool #646091	7.000%	06/01/2032	1,000,142	1,046,913
FNMA Pool #646602	6.500%	07/01/2032	1,709,586	1,761,498
FNMA Pool #694310	6.000%	03/01/2033	249,025	253,885
FNMA Pool #711719	5.500%	06/01/2033	735,885	736,226
FNMA Pool #711736	5.500%	06/01/2033	1,456,338	1,457,014
FNMA Pool #725424	5.500%	04/01/2034	5,675,040	5,677,671
FNMA Pool #730699	6.000%	08/01/2033	3,986,709	4,053,991
FNMA Pool #737263	6.000%	09/01/2033	265,260	269,737
FNMA Pool #740238	6.000%	09/01/2033	776,651	789,758

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments (Continued)

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value

FNMA Pool #741853	5.500%	09/01/2033	$3,177,196	$3,178,669
FNMA Pool #753235	6.500%	11/01/2033	169,500	174,460
FNMA Pool #775294	5.500%	05/01/2034	3,198,595	3,198,827
FNMA Pool #790944	6.000%	09/01/2034	925,884	941,562
FNMA Pool #825395	4.859%	07/01/2035	2,270,990	2,252,893
				28,200,434

FNMA - TBA — 53.3%
FNMA TBA	5.500%	10/01/2017	7,000,000	7,100,625
FNMA TBA	4.500%	10/01/2019	8,000,000	7,832,496
FNMA TBA	6.500%	10/01/2030	1,000,000	1,029,062
FNMA TBA	6.000%	10/01/2031	12,000,000	12,198,744
FNMA TBA	5.000%	10/01/2033	25,000,000	24,468,750
FNMA TBA	5.500%	10/01/2033	14,000,000	13,991,250
FNMA TBA	4.500%	10/01/2035	8,000,000	7,625,000
				74,245,927
				102,446,361

MPTS - GNMA — 8.1%

GNMA - Pools — 4.4%
GNMA Pool #448338	7.500%	04/15/2031	319,037	338,741
GNMA Pool #475892	6.500%	07/15/2028	354,521	369,695
GNMA Pool #485773	7.000%	09/15/2031	387,695	407,752
GNMA Pool #533634	7.500%	04/15/2031	377,867	401,204
GNMA Pool #541332	7.000%	04/15/2031	308,408	324,363
GNMA Pool #541343	7.000%	04/15/2031	235,784	247,983
GNMA Pool #541344	7.500%	03/15/2031	79,792	84,719
GNMA Pool #544533	7.000%	05/15/2031	509,002	535,334
GNMA Pool #550976	7.000%	10/15/2031	739,831	778,105
GNMA Pool #552713	7.000%	08/15/2032	219,262	230,586
GNMA Pool #566574	7.000%	09/15/2031	1,457,508	1,532,911
GNMA Pool #566575	7.500%	09/15/2031	99,873	106,041
GNMA Pool #566613	7.000%	10/15/2031	720,295	757,559
				6,114,993

GNMA - TBA — 3.7%
GNMA TBA	6.500%	10/01/2031	5,000,000	5,201,560
				11,316,553

MPTS - Non-Agency — 0.1%
Citicorp Mortgage Securities, Inc., Ser. 1999-6, Class A (FRN)	6.272%	09/25/2014	185,505	185,670
				154,470,895
Total (Cost - $243,367,623)				241,871,518

U.S. Treasury Obligation — 0.6%
U.S. Treasury Note	4.125%	05/15/2015	800,000	786,218
Total (Cost - $795,911)

	Strike	Expiration	Number of
	Price	Date	Contracts

Options on Futures — 0.0% *
U.S. 10-Year Note Futures, Call, October 2005	$111.00	10/21/2005	10,000	1,563
(Cost - $5,035)

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments (Continued)

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value

Short-Term Securities — 1.2%
U.S. Treasury Bill ‡	3.334%	12/29/2005	$50,000	$49,586
U.S. Treasury Bill ‡ @	3.831%	03/16/2006	1,700,000	1,671,012
Total (Cost - $1,720,518)				1,720,598

Total Investments - 175.6% (Cost - $245,949,441)				244,440,281
Liabilities, Net of Other Assets — (75.6%)				(105,274,721)
Net Assets — 100.0%				$139,165,560

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2005 was as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$1,097,837	$2,606,997	$(1,509,160)	$245,949,441

Summary of Abbreviations

FHLMC  Freddie Mac

FNMA  Fannie Mae

FRN  Floating Rate Note

GNMA  Ginnie Mae

TBA  To Be Announced - Security is subject to delayed delivery.

Vendee  Veterans Administration

Z Bond  A bond on which interest accrues but is not currently paid to the investor but rather is added to the principal balance, becoming payable upon satisfaction of all prior bond classes.  The security is currently paying interest.

+            Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities were valued at $756,773 or 0.5% of net assets. Of these securities, the Board of Directors has deemed securities valued at $542,087 or less than 0.4% of net assets, to be liquid.

†             Illiquid security, which represents 0.1% of net assets.

#            Face amount shown represents amortized cost.

‡             Interest rate shown represents yield to maturity at date of purchase.

@       Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

*            Rounds to less than 0.1%.

Mortgage-Backed Portfolio

Asset Class Summary

(shown as a percentage of Net Assets)

September 30, 2005 (unaudited)

Classification	% of Net Assets
Mortgage Pass-Through Securities	111.0%
Collateralized Mortgage Obligations	46.3
Commercial Mortgage-Backed Securities	9.3
Mortgage Derivatives	7.2
Short-Term Securities	1.2
U.S. Treasury Obligation	0.6
Swaps	0.2
Financial Futures Contracts	0.1
Options on Futures	0.0 *
Asset-Backed Security	0.0 *
Liabilities, Net of Other Assets	(75.9)
100.0%

*   Rounds to less than 0.1%.

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value

Asset-Backed Securities (ABS) — 11.8%

Credit Cards — 1.0%
Chester Asset Receivables Dealings plc, Deal 11, Ser. A (United Kingdom)	6.125%	10/15/2010	EUR	900,000	$1,248,556

Home Equity Loans - Floating Rate — 5.8%
Centex Home Equity, Ser. 2004-A, Class AV2 (FRN)	4.110%	01/25/2034		465,552	465,767
Centex Home Equity, Ser. 2005-A, Class AV2 (FRN)	4.030%	07/25/2034		2,750,000	2,752,891
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class A3 (FRN)	4.130%	02/25/2034		723,581	724,269
Novastar Home Equity Loan, Ser. 2003-1, Class A1 (FRN)	4.210%	05/25/2033		232,880	233,313
Residential Asset Mortgage Products, Inc., Ser. 2003-RZ5, Class AV (FRN)	4.160%	12/25/2033		1,348,606	1,352,787
Residential Asset Mortgage Products, Inc., Ser. 2004-RS4, Class A2B1 (FRN)	4.090%	04/25/2034		1,299,366	1,301,053
Residential Asset Securities Corp., Ser. 2003-KS7, Class AIIB (FRN)	4.150%	09/25/2033		394,210	394,734
					7,224,814

Loan Obligation — 2.3%
Shinsei Funding SPC, Ser. 2001-2X, Class A, Reg S (FRN) (Japan)	0.406%	10/25/2008	JPY	320,000,000	2,826,187

Other ABS — 2.7%
Interstar Millennium Trust, Ser. 2005-1G, Class A (FRN)	3.910%	12/08/2036		1,067,880	1,067,840
Interstar Millennium Trust, Ser. 2005-2L, Class A1, 144A (FRN) +	3.810%	07/27/2038		400,000	400,080
Life Funding Co., Ser. 2001-1A, Class A1, 144A (FRN) (Cayman Islands) +	0.444%	10/14/2008	JPY	25,279,200	221,093
Locat Securitisation Vehicle, Ser. 2004-2, Class A (FRN)	2.314%	12/12/2024	EUR	1,400,000	1,693,058
					3,382,071
Total (Cost - $14,284,449)					14,681,628

Corporate Obligations — 11.5%

Beverage — 1.0%
Mitchells & Butlers Finance Ser. C1 (United Kingdom)	6.469%	09/15/2030	GBP	300,000	592,825
Spirit Issuer plc, Ser. A4	6.582%	12/28/2018	GBP	350,000	673,054
					1,265,879

Capital Goods — 0.8%

Aerospace/Defense — 0.5%
BAE Systems Holdings Inc., 144A +	4.750%	08/15/2010		100,000	98,753
EADS Finance BV (EMTN) (Netherlands)	4.625%	03/03/2010	EUR	390,000	501,977
					600,730

Diversified Manufacturing — 0.3%
Hutchison Whampoa International Ltd., 144A (Cayman Islands) +	5.450%	11/24/2010		350,000	356,495
					957,225

Communications — 0.6%
Telecom Italia Capital	4.875%	10/01/2010		570,000	564,558
Telecom Italia Finance SA	6.125%	04/20/2006	EUR	139,000	171,061
					735,619

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments (Continued)

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value

Consumer Cyclical — 0.2%
Hilton Group Finance plc (EMTN) (United Kingdom)	6.500%	07/17/2009	EUR	220,000	$296,479

Energy — 0.1%
Petronas Capital Ltd., Reg S (Malaysia)	6.375%	05/22/2009	EUR	100,000	134,678

Finance — 8.0%

Banking — 5.3%
Barclays Bank plc (United Kingdom)	5.750%	03/08/2011	EUR	620,000	848,503
BES Finance Ltd. (EMTN)	6.250%	05/17/2011	EUR	290,000	402,981
Danske Bank A/S (EMTN) (FRN)	5.125%	11/12/2012	EUR	170,000	222,235
HBOS plc (EMTN) (United Kingdom)	5.500%	07/27/2009	EUR	110,000	145,328
HSBC Finance Corp.	4.625%	09/15/2010		980,000	967,438
Mizuho Finance, Reg S (FRN) (Cayman Islands)	4.750%	04/15/2014	EUR	330,000	419,391
Nordea Bank AB, Reg S (FRN) (Sweden)	6.000%	12/13/2010	EUR	140,000	169,936
Nordea Bank Finland plc (FRN) (Finland)	5.750%	03/26/2014	EUR	700,000	924,653
Rabobank Capital Funding Trust III, 144A (FRN) + *	5.254%	10/21/2016		710,000	707,384
RBS Capital Trust I (FRN) *	4.709%	07/01/2013		330,000	318,375
San Paolo IMI (EMTN) (Italy)	6.375%	04/06/2010	EUR	260,000	358,365
Sumitomo Mitsui Banking (FRN) (Japan)	4.375%	10/27/2014	EUR	180,000	226,721
Svenska Handelsbanken (Sweden)	5.500%	03/07/2011	EUR	200,000	244,122
Svenska Handelsbanken (Sweden)	5.125%	12/28/2011	EUR	200,000	248,633
UBS Preferred Funding Trust I (FRN) *	8.622%	10/01/2010		330,000	382,293
					6,586,358

Brokerage — 1.3%
Morgan Stanley	4.000%	01/15/2010		1,740,000	1,683,962

Media — 1.0%

Media - Cable — 0.8%
Comcast Cable Communications	6.375%	01/30/2006		1,000,000	1,006,546

Media - Non Cable — 0.2%
Pearson Dollar Finance plc, 144A (United Kingdom) +	4.700%	06/01/2009		190,000	188,580
					1,195,126

Non-Captive Consumer — 0.4%
HSBC Finance Corp.	5.875%	03/31/2008	EUR	200,000	259,459
MBNA Europe Funding plc EMTN (United Kingdom)	4.500%	01/23/2009	EUR	190,000	241,062
					500,521
					9,965,967

Utilities — 0.8%
Dominion Resources Inc.	4.750%	12/15/2010		230,000	227,444
Nisource Finance Corp.	7.875%	11/15/2010		460,000	517,173
Southern Power Co.	4.875%	07/15/2015		280,000	273,114
					1,017,731
Total (Cost - $14,105,540)					14,373,578

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments (Continued)

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)	Value

Mortgage-Backed Securities — 23.9%

Collateralized Mortgage Obligations (CMO) — 3.1%

CMO Floater — 1.8%

CMO Floater - FHLMC — 0.3%
FHLMC, Ser. 2410, Class FY (FRN)	4.268%	02/15/2032	276,124	$278,350
FHLMC, Ser. 2557, Class WF (FRN)	4.168%	01/15/2033	130,354	131,089
				409,439

CMO Floater - FNMA — 0.4%
FNMA, Ser. 2001-61, Class FM (FRN)	4.039%	10/18/2016	132,939	133,430
FNMA, Ser. 2002-60, Class FH (FRN)	4.830%	08/25/2032	64,654	65,678
FNMA, Ser. 2003-16, Class NF (FRN)	4.280%	03/25/2018	266,717	268,644
				467,752

CMO Floater - Other — 1.1%
Bank of America Mortgage Securities, Ser. 2003-10, Class 1A6 (FRN)	4.280%	01/25/2034	499,560	501,881
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 2A5 (FRN)	4.280%	09/25/2034	346,917	347,420
Countrywide Home Loans, Ser. 2003-3, Class A6 (FRN)	4.330%	04/25/2018	491,869	492,875
				1,342,176
				2,219,367

Planned Amortization Class — 1.1%
FHLMC, Ser. 2389, Class EH	6.000%	05/15/2030	438,405	441,746
FNMA, Ser. 2005-29, Class AD	4.500%	08/25/2034	900,000	888,273
				1,330,019

Z Bond — 0.2%
FNMA, Ser. 1997-43, Class ZD	7.500%	06/17/2027	320,606	333,098
				3,882,484

Mortgage Derivatives — 0.5%

Interest Only (IO) — 0.4%

IO - PAC — 0.0%*
FNMA, Ser. 2003-59, Class IL # ‡	8.526%	12/25/2031	29,855	30,562

IO - Veterans Administration (Vendee) — 0.1%
Vendee Mortgage Trust, Ser. 1997-1, Class IO (FRN) # ‡	11.892%	02/15/2027	47,523	28,197
Vendee Mortgage Trust, Ser. 2000-1, Class 2IO (FRN) # ‡	10.265%	01/15/2030	14,127	15,055
Vendee Mortgage Trust, Ser. 2001-2, Class IO (FRN) # ‡	5.867%	02/15/2031	22,204	21,311
Vendee Mortgage Trust, Ser. 2002-2, Class IO (FRN) # ‡	12.250%	01/15/2032	26,237	21,578
Vendee Mortgage Trust, Ser. 2002-3, Class IO (FRN) # ‡	10.500%	08/15/2032	32,892	35,452
Vendee Mortgage Trust, Ser. 2003-1, Class IO (FRN) # ‡	6.841%	11/15/2032	27,673	26,479
				148,072

Inverse IO — 0.3%
FHLMC, Ser. 2716, Class SI (FRN) # ‡	15.915%	10/15/2030	133,495	154,617
FNMA, Ser. 2003-34, Class WS (FRN) # ‡	16.032%	10/25/2029	59,901	60,179
FNMA, Ser. 2003-73, Class GS (FRN) # ‡	28.352%	05/25/2031	68,080	70,423
				285,219
				463,853

Principal Only (PO) — 0.1%
FHLMC, Ser. 2736, Class BO # ‡	12.144%	01/15/2034	107,352	87,189
				551,042

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments (Continued)

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value

Mortgage Pass-Through Securities (MPTS) — 18.8%

MPTS - FHLMC - Pools — 0.6%
FHLMC Gold Pool #A12446	6.500%	08/01/2033		122,706	$126,179
FHLMC Gold Pool #A13465	6.500%	09/01/2033		52,920	54,418
FHLMC Gold Pool #A14279	6.000%	10/01/2033		323,078	328,750
FHLMC Gold Pool #A14986	6.500%	11/01/2033		91,210	93,791
FHLMC Gold Pool #C66588	7.000%	04/01/2032		122,437	127,939
					731,077

MPTS - FNMA — 18.0%

FNMA - Pools — 0.5%
FNMA Pool #252439	6.500%	05/01/2029		47,407	48,950
FNMA Pool #646091	7.000%	06/01/2032		90,922	95,174
FNMA Pool #694310	6.000%	03/01/2033		39,844	40,622
FNMA Pool #737263	6.000%	09/01/2033		78,829	80,159
FNMA Pool #740238	6.000%	09/01/2033		86,295	87,751
FNMA Pool #753235	6.500%	11/01/2033		84,750	87,230
FNMA Pool #825395	4.859%	07/01/2035		195,775	194,215
					634,101

FNMA - TBA — 17.5%
FNMA TBA	4.500%	10/01/2019		2,000,000	1,958,124
FNMA TBA	6.500%	10/01/2030		1,000,000	1,029,062
FNMA TBA	5.000%	10/01/2033		8,000,000	7,830,000
FNMA TBA	5.500%	10/01/2033		11,000,000	10,993,125
					21,810,311
					22,444,412

MPTS - GNMA - Pools — 0.2%
GNMA Pool #550976	7.000%	10/15/2031		211,380	222,316
GNMA Pool #552713	7.000%	08/15/2032		36,544	38,431
					260,747
					23,436,236

Non-U.S. Residential Mortgage-Backed Securities — 1.5%
Delphinus BV, Ser. 2004-II, Class A (FRN)	2.263%	11/25/2090	EUR	1,000,000	1,206,615
Dutch Mortgage-Backed Securities BV, Ser. 2000-1, Class A2 (FRN) (Netherlands)	5.875%	12/02/2076	EUR	500,000	635,498
					1,842,113
Total (Cost - $29,837,384)					29,711,875

Sovereign Obligations — 42.1%

Denmark — 0.9%
Kingdom of Denmark	7.000%	11/10/2024	DKK	4,400,000	1,062,373

France — 13.4%
France O.A.T	4.000%	04/25/2014	EUR	8,280,000	10,677,434
France O.A.T	4.000%	04/25/2055	EUR	300,000	391,824
France O.A.T.	5.500%	04/25/2010	EUR	740,000	999,074
France O.A.T.	4.000%	10/25/2014	EUR	1,030,000	1,328,376
France O.A.T.	5.750%	10/25/2032	EUR	2,020,000	3,333,934
					16,730,642

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments (Continued)

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value

Germany — 5.1%
Bundesrepublik Deutschland, Ser. 99	3.750%	01/04/2009	EUR	5,110,000	$6,394,985

Iceland — 2.9%
Housing Finance Fund	3.750%	04/15/2034	ISK	50,057,544	826,313
Housing Finance Fund Index-Linked Bond	3.750%	06/15/2044	ISK	165,744,983	2,734,092
					3,560,405

Japan — 4.7%
Japanese Government Bond, Ser. 256	1.400%	12/20/2013	JPY	280,000,000	2,494,046
Japanese Government Bond, Ser. 72	2.100%	09/20/2024	JPY	199,000,000	1,781,845
Japanese Government CPI Linked Bond	0.800%	09/10/2015	JPY	175,824,000	1,544,094
					5,819,985

Mexico — 2.2%
Mexican Fixed Rate Bonds, Ser. M20	10.000%	12/05/2024	MXN	11,020,000	1,133,817
Mexican Fixed Rate Bonds, Ser. MI10	8.000%	12/19/2013	MXN	7,200,000	645,978
Mexican Fixed Rate Bonds, Ser. MI10	9.500%	12/18/2014	MXN	9,800,000	962,129
					2,741,924

Netherlands — 1.9%
Netherlands Government	7.500%	01/15/2023	EUR	1,320,000	2,419,946

New Zealand — 2.0%
New Zealand Government Indexed-Linked Bond	4.500%	02/15/2016	NZD	2,630,000	2,437,535
New Zealand Government, Ser. 1111	6.000%	11/15/2011	NZD	60,000	41,876
					2,479,411

Supranational — 0.2%
European Investment Bank	5.500%	12/07/2009	GBP	118,000	217,336

Sweden — 4.6%
Swedish Government Bond, Ser. 1037	8.000%	08/15/2007	SEK	6,100,000	871,885
Swedish Government Bond, Ser. 1044	3.500%	04/20/2006	SEK	36,000,000	4,703,094
Swedish Government Index-Linked Bond	3.500%	12/01/2028	SEK	447,127	88,765
					5,663,744

United Kingdom — 2.2%
U.K. Treasury Bond	4.750%	06/07/2010	GBP	250,000	452,354
U.K. Treasury Bond	5.000%	09/07/2014	GBP	1,220,000	2,271,181
					2,723,535

United States — 2.0%
U.S. Treasury Bond	7.625%	02/15/2025		460,000	635,034
U.S. Treasury Inflation-Indexed Bond	3.375%	04/15/2032		770,226	1,020,429
U.S. Treasury Note	4.000%	02/15/2015		900,000	876,094
					2,531,557
Total (Cost - $51,188,599)					52,345,843

Shares

Mutual Fund — 7.9%
FFTW U.S. Short-Term Portfolio (1) (Cost - $9,859,013)	1,059,478	9,853,148

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments (Continued)

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)	Value

Short-Term Securities — 15.3%

Time Deposits — 14.5%
Bank of Montreal Time Deposit	3.850%	10/03/2005	6,000,000	$6,000,000
Dresdner Bank Time Deposit	3.810%	10/03/2005	6,000,000	6,000,000
Societe Generale Time Deposit	3.875%	10/03/2005	6,000,000	6,000,000
				18,000,000

U.S. Treasury Obligations — 0.8%
U.S. Treasury Bill ‡ @	3.119%	12/01/2005	940,000	935,004
U.S. Treasury Bill ‡ @	3.334%	12/29/2005	50,000	49,586
				984,590
Total (Cost - $18,984,774)				18,984,590

Total Investments — 112.5% (Cost - $138,259,759)				139,950,662
Liabilities, Net of Other Assets — (12.5%)				(15,538,823)
Net Assets — 100.0%				$124,411,839

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2005 was as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$3,906,685	$2,215,782	$1,690,903	$138,259,759

Summary of Abbreviations

DKK  Danish Krone

EMTN  Euro Medium-Term Note

EUR  European Monetary Unit (Euro)

FHLMC  Freddie Mac

FNMA  Fannie Mae

FRN  Floating Rate Note

GBP  Great British Pound

GNMA  Ginnie Mae

ISK  Icelandic Krona

JPY  Japanese Yen

MXN  Mexican Peso

NZD  New Zealand Dollar

O.A.T.  Obligation Assimilable du Tresor (French government long-term debt instrument)

SEK  Swedish Krona

TBA  To Be Announced - Security is subject to delayed delivery.

Vendee  Veterans Administration

Z Bond  A bond on which interest accrues but is not currently paid to the investor but rather is added to the principal balance, becoming payable upon satisfaction of all prior bond classes.  The security is currently paying interest.

(a)     Face amount shown in U.S. dollars unless otherwise indicated.

+            Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities were valued at $1,972,385, or 1.6% of net assets.  The Board of Directors has deemed these securities to be liquid.

*            Perpetual bond.  Maturity date shown is next call date.

#            Face amount shown represents amortized cost.

‡             Interest rate shown represents yield to maturity at date of purchase.

(1)     Affiliated Issuer.

@       Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

*    Rounds to less than 0.1%.

Worldwide Portfolio

Asset Class Summary

(shown as a percentage of Net Assets)

September 30, 2005 (unaudited)

Classification	% of Net Assets
Sovereign Obligations	42.1%
Mortgage-Backed Securities	23.9
Time Deposits	14.5
Asset-Backed Securities	11.8
Corporate Obligations	11.5
Mutual Fund	7.9
U.S. Treasury Obligations	0.8
Swaps	0.0 *
Financial Futures Contracts	(0.1)
Forward Foreign Exchange Contracts	(0.5)
Other Liabilities, Net of Other Assets	(11.9)
100.0%

*   Rounds to less than 0.1%.

FFTW Funds, Inc.

Worldwide Core Portfolio - Schedule of Investments

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value

Corporate Obligations — 8.0%

Capital Goods — 1.1%

Aerospace/Defense — 0.3%
EADS Finance BV (EMTN) (Netherlands)	4.625%	03/03/2010	EUR	40,000	$51,485

Diversified Manufacturing — 0.8%
Hutchison Whampoa International Ltd., 144A (Cayman Islands) +	5.450%	11/24/2010		120,000	122,227
					173,712

Communications — 1.4%
Telecom Italia Finance SA	6.125%	04/20/2006	EUR	79,000	97,222
Telefonos De Mexico SA	4.750%	01/27/2010		130,000	128,447
					225,669

Consumer Cyclical — 0.2%
Hilton Group Finance plc (EMTN) (United Kingdom)	6.500%	07/17/2009	EUR	20,000	26,953

Finance — 4.2%

Banking — 3.7%
Mizuho Finance, Reg S (FRN) (Cayman Islands)	4.750%	04/15/2014	EUR	40,000	50,835
Nordea Bank AB, Reg S (FRN) (Sweden)	6.000%	12/13/2010	EUR	220,000	267,042
Nordea Bank Finland plc (FRN) (Finland)	5.750%	03/26/2014	EUR	50,000	66,047
RBS Capital Trust I (FRN) *	4.709%	07/01/2013		150,000	144,716
San Paolo IMI (EMTN) (Italy)	6.375%	04/06/2010	EUR	60,000	82,700
					611,340

Credit Finance - REIT — 0.5%
Istar Financial Inc.	5.150%	03/01/2012		80,000	78,140
					689,480

Utilities — 1.1%

Electric — 0.6%
Southern Power Co.	4.875%	07/15/2015		100,000	97,541

Other Utilities — 0.5%
United Utility Water plc (United Kingdom)	4.875%	03/18/2009	EUR	30,000	38,581
Veolia Environnement (EMTN)	5.875%	06/27/2008	EUR	30,000	39,131
					77,712
					175,253
Total (Cost - $1,154,653)					1,291,067

Mortgage-Backed Securities — 15.0%

Mortgage Derivatives — 1.6%

Interest Only (IO) — 1.3%

FFTW Funds, Inc.

Worldwide Core Portfolio - Schedule of Investments (Continued)

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value

IO - PAC — 0.3%
FNMA, Ser. 2003-59, Class IL # ‡	8.526%	12/25/2031		39,425	$45,843

IO - Veterans Administration (Vendee) — 0.5%
Vendee Mortgage Trust, Ser. 1997-1, Class IO (FRN) # ‡	11.892%	02/15/2027		67,445	46,006
Vendee Mortgage Trust, Ser. 2000-1, Class 2IO (FRN) # ‡	10.265%	01/15/2030		17,562	18,275
Vendee Mortgage Trust, Ser. 2001-2, Class IO (FRN) # ‡	5.867%	02/15/2031		25,601	23,360
					87,641

Inverse IO — 0.5%
FHLMC, Ser. 2716, Class SI (FRN) # ‡	15.915%	10/15/2030		20,343	54,325
FNMA, Ser. 2003-34, Class WS (FRN) # ‡	16.032%	10/25/2029		16,630	24,072
					78,397
					211,881

Principal Only (PO) — 0.3%
FHLMC, Ser. 2736, Class BO # ‡	12.144%	01/15/2034		52,613	43,594

Mortgage Pass-Through Securities — 13.4%

FNMA - Pools — 1.2%
FNMA Pool #825395	4.859%	07/01/2035		195,775	194,215

FNMA - TBA — 12.2%
FNMA TBA	5.000%	10/01/2033		1,000,000	978,750
FNMA TBA	5.500%	10/01/2033		1,000,000	999,375
					1,978,125
					2,172,340
Total (Cost - $2,430,312)					2,427,815

Sovereign Obligations — 55.3%

France — 23.5%
France O.A.T.	5.750%	10/25/2032	EUR	770,000	1,270,856
France O.A.T. Index-Linked Bond	4.000%	04/25/2009	EUR	2,000,000	2,528,154
					3,799,010

Germany — 6.4%
Bundesrepublic Deutschland	3.750%	01/04/2015	EUR	820,000	1,037,798

Iceland — 3.4%
Housing Finance Fund	3.750%	04/15/2034	ISK	12,072,702	199,287
Housing Finance Fund Index-Linked Bond	3.750%	06/15/2044	ISK	20,866,463	344,208
					543,495

Japan — 4.4%
Japanese Government Bond, Ser. 256	1.400%	12/20/2013	JPY	29,000,000	258,312
Japanese Government Bond, Ser. 72	2.100%	09/20/2024	JPY	30,000,000	268,620
Japanese Government CPI Linked Bond	0.800%	09/10/2015	JPY	22,000,000	193,205
					720,137

Mexico — 1.9%
Mexican Fixed Rate Bonds, Ser. MI10	9.500%	12/18/2014	MXN	2,500,000	245,441
United Mexican States	9.875%	02/01/2010		60,000	71,370
					316,811

FFTW Funds, Inc.

Worldwide Core Portfolio - Schedule of Investments (Continued)

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value

New Zealand — 1.3%
New Zealand Government Indexed-Linked Bond	4.500%	02/15/2016	NZD	230,000	$213,168

Supranational — 0.3%
European Investment Bank	5.500%	12/07/2009	GBP	24,000	44,204

Sweden — 0.3%
Swedish Government Index-Linked Bond	3.500%	12/01/2028	SEK	218,111	43,300

United Kingdom — 2.3%
U.K. Treasury Bond	4.750%	12/07/2038	GBP	190,000	367,154

United States — 11.5%
U.S. Treasury Bond	5.375%	02/15/2031		500,000	560,156
U.S. Treasury Inflation-Indexed Bond	3.375%	04/15/2032		187,116	247,899
U.S. Treasury Note	3.750%	05/15/2008		370,000	366,040
U.S. Treasury Note	4.125%	05/15/2015		700,000	687,941
					1,862,036
Total (Cost - $8,916,528)					8,947,113

Shares

Mutual Fund — 8.0%
FFTW U.S. Short-Term Portfolio (1) (Cost - $1,300,727)	139,863	1,300,727

	Coupon		Face
	Rate	Maturity	Amount (a)

Short-Term Securities — 10.5%

Time Deposits — 9.9%
Dresdner Bank Time Deposit	3.810%	10/03/2005	800,000	800,000
Societe Generale Time Deposit	3.875%	10/03/2005	800,000	800,000
				1,600,000

U.S. Treasury Obligations — 0.6%
U.S. Treasury Bill ‡ @	3.119%	12/01/2005	50,000	49,734
U.S. Treasury Bill ‡ @	3.334%	12/29/2005	50,000	49,587
				99,321
Total (Cost - $1,699,335)				1,699,321

Total Investments - 96.8% (Cost - $15,501,555)				15,666,043
Other Assets, Net of Liabilities — 3.2%				514,289
Net Assets — 100.0%				$16,180,332

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2005 was as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$304,704	$140,215	$164,489	$15,501,555

Summary of Abbreviations

EMTN  Euro Medium-Term Note

EUR  European Monetary Unit (Euro)

FHLMC  Freddie Mac

FNMA  Fannie Mae

FRN  Floating Rate Note

GBP  Great British Pound

ISK  Icelandic Krona

JPY  Japanese Yen

MXN  Mexican Peso

NZD  New Zealand Dollar

O.A.T.  Obligation Assimilable du Tresor (French government long-term debt instrument)

SEK  Swedish Krona

TBA  To Be Announced - Security is subject to delayed delivery.

Vendee  Veterans Administration

(a)     Face amount shown in U.S. dollars unless otherwise indicated.

+            Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities were valued at $122,227 or 0.8% of net assets.  The Board of Directors has deemed these securities to be liquid.

*            Perpetual bond.  Maturity date shown is next call date.

#            Face amount shown represents amortized cost.

‡             Interest rate shown represents yield to maturity at date of purchase.

(1)     Affiliated Issuer.

@       Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

Worldwide Core Portfolio

Asset Class Summary

(shown as a percentage of Net Assets)

September 30, 2005 (unaudited)

Country	% of Net Assets
Sovereign Obligations	55.3%
Mortgage-Backed Securities	15.0
Time Deposits	9.9
Corporate Obligations	8.0
Mutual Fund	8.0
U.S. Treasury Obligations	0.6
Swaps	0.0 *
Financial Futures Contracts	(0.0)*
Forward Foreign Exchange Contracts	(0.3)
Other Assets, Net of Other Liabilities	3.5
100.0%

* Rounds to less than 0.0% or (0.1%).

FFTW Funds, Inc.

International Portfolio - Schedule of Investments

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value

Asset-Backed Securities (ABS) — 9.3%

Credit Cards — 6.8%
Centex Home Equity Loan, Ser. 2003-C, Class AV (FRN)	4.130%	09/25/2033		37,721	$37,740
Chase Credit Card Master Trust, Ser. 1998-4, Class A	5.000%	08/15/2008	EUR	656,775	841,925
Citibank Credit Card Issuance Trust	5.375%	04/11/2011	EUR	650,000	876,527
MBNA Credit Card Master Note Trust, Ser. 2002-A2, Class A	5.600%	07/17/2014	EUR	1,100,000	1,517,327
MBNA Credit Card Master Note Trust, Ser. 2004-A1	4.500%	01/17/2014	EUR	1,000,000	1,313,909
Sherwood Castle Funding plc, Ser. 2003-1, Class A (FRN)	2.414%	08/15/2008	EUR	500,000	606,128
					5,193,556

Home Equity Loans - Floating Rate — 0.9%
Ace Securities Corp., Ser. 2001-HE1, Class A (FRN)	4.166%	11/20/2031		147,671	147,751
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-2, Class 2A1 (FRN)	4.080%	05/25/2032		111,599	111,780
Novastar Home Equity Loan, Ser. 2001-2, Class A3 (FRN)	4.090%	09/25/2031		231,334	231,401
Option One Mortgage Loan Trust, Ser. 2003-2, Class A2 (FRN)	4.130%	04/25/2033		181,382	181,619
					672,551

Other ABS — 1.6%
ABF Finance Srl, Ser. 1, Class A (FRN)	2.474%	08/01/2013	EUR	489,012	590,933
Life Funding Co., Ser. 2001-1A, Class A1, 144A (FRN) (Cayman Islands) +	0.444%	10/14/2008	JPY	16,852,800	147,395
Lombarda Lease Finance Srl, Ser. 2, Class A (FRN)	2.484%	10/30/2015	EUR	395,198	479,067
					1,217,395
Total (Cost - $6,792,508)					7,083,502

Corporate Obligations — 5.0%

Capital Goods — 0.3%
EADS Finance BV (EMTN) (Netherlands)	4.625%	03/03/2010	EUR	170,000	218,810

Consumer Cyclical — 0.2%
Hilton Group Finance plc (EMTN) (United Kingdom)	6.500%	07/17/2009	EUR	110,000	148,239

Consumer Non - Cyclical — 0.2%
Imperial Tobacco Finance (EMTN) (United Kingdom)	6.250	06/06/2007	EUR	140,000	178,626

Energy — 0.2%
Petronas Capital Ltd., Reg S (Malaysia)	6.375	05/22/2009	EUR	100,000	134,678

Finance — 1.8%

Banking — 1.8%
HBOS plc (EMTN) (United Kingdom)	5.500%	07/27/2009	EUR	360,000	475,620
HBOS plc (EMTN) (United Kingdom)	5.500%	10/29/2012	EUR	350,000	483,080
RBS Capital Trust A (FRN) (United Kingdom) *	6.467%	06/30/2012	EUR	180,000	255,407
Skandinaviska Enskilda (Sweden)	4.125%	05/28/2013	EUR	170,000	214,590
					1,428,697

FFTW Funds, Inc.

International Portfolio - Schedule of Investments (Continued)

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value

Utilities — 2.3%

Electric — 1.1%
E.ON International Finance BV (MTN) (Netherlands)	5.750%	05/29/2009	EUR	650,000	$862,360

Other Utilities — 1.2%
United Utility Water plc (United Kingdom)	4.875%	03/18/2009	EUR	340,000	437,257
Veolia Environnement (EMTN)	5.875%	06/27/2008	EUR	340,000	443,488
					880,745
					1,743,105
Total (Cost - $3,254,481)					3,852,155

Mortgage-Backed Securities — 7.5%

Collateralized Mortgage Obligation — 1.2%
Residential Accreditation Loans, Inc., Ser. 2004-QS10, Class A3 (FRN)	4.330%	07/25/2034		870,646	872,205

Non-U.S. Residential Mortgage-Backed Securities — 6.3%
Arena BV, Ser. 2003-I, Class A2 (FRN) (Netherlands)	4.300%	05/19/2055	EUR	1,000,000	1,284,343
Delphinus BV, Series 2003-1, Class A2, Reg S (FRN) (Netherlands)	4.122%	04/25/2093	EUR	1,000,000	1,261,385
Dutch Mortgage-Backed Securities BV, Ser. 2000-1, Class A2 (FRN) (Netherlands)	5.875%	12/02/2076	EUR	500,000	635,498
Pelican Mortgages, Ser. 2, Class A (FRN)	2.366%	09/15/2036	EUR	249,449	302,011
Saecure BV, Ser. A2 (FRN) (Netherlands)	5.710%	11/25/2007	EUR	500,000	640,291
Seashell Securities plc, Ser. II, Class A (FRN)	2.423%	07/25/2028	EUR	587,434	711,887
					4,835,415
Total (Cost - $5,359,512)					5,707,620

Sovereign Obligations — 57.5%

Austria — 5.2%
Republic of Austria	4.000%	07/15/2009	EUR	3,150,000	3,988,166

France — 4.9%
France O.A.T	4.000%	04/25/2055	EUR	200,000	261,216
France O.A.T.	4.000%	10/25/2014	EUR	2,480,000	3,198,419
France O.A.T.	5.750%	10/25/2032	EUR	190,000	313,588
					3,773,223

Germany — 5.7%
Bundesschatzanweisungen	2.500%	09/22/2006	EUR	3,620,000	4,374,099

Iceland — 2.6%
Housing Finance Fund	3.750%	04/15/2034	ISK	41,420,164	683,733
Housing Finance Fund Index-Linked Bond	3.750%	06/15/2044	ISK	76,938,900	1,269,167
					1,952,900

Italy — 4.3%
Buoni Poliennali del Tesoro	5.750%	02/01/2033	EUR	2,080,000	3,318,882

Japan — 12.2%
Japan Finance Corp. for Municipal Enterprises	1.550%	02/21/2012	JPY	250,000,000	2,275,218

FFTW Funds, Inc.

International Portfolio - Schedule of Investments (Continued)

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value

Japan Government CPI Linked Bond	0.800%	09/10/2015	JPY	113,886,000	$1,001,592
Japanese Government Bond, Ser. 256	1.400%	12/20/2013	JPY	458,000,000	4,079,546
Japanese Government Bond, Ser. 72	2.100%	09/20/2024	JPY	221,000,000	1,978,833
					9,335,189

Mexico — 2.4%
Mexican Fixed Rate Bonds, Ser. M20	10.000%	12/05/2024	MXN	7,290,000	750,048
Mexican Fixed Rate Bonds, Ser. MI10	8.000%	12/19/2013	MXN	4,600,000	412,708
Mexican Fixed Rate Bonds, Ser. MI10	9.500%	12/18/2014	MXN	6,500,000	638,147
					1,800,903

Netherlands — 4.8%
Netherlands Government	7.500%	01/15/2023	EUR	1,990,000	3,648,251

New Zealand — 2.7%
New Zealand Government, Ser. 709	7.000%	07/15/2009	NZD	2,850,000	2,046,459

Sweden — 5.4%
Swedish Government Bond, Ser. 1043	5.000%	01/28/2009	SEK	29,650,000	4,137,432

United Kingdom — 4.5%
U.K. Treasury Bond	5.000%	09/07/2014	GBP	980,000	1,824,392
U.K. Treasury Bond	4.750%	12/07/2038	GBP	840,000	1,623,206
					3,447,598

United States — 2.8%
U.S. Treasury Bond	7.625%	02/15/2025		1,510,000	2,084,567
U.S. Treasury Inflation-Indexed Bond	3.375%	04/15/2032		55,026	72,900
					2,157,467
Total (Cost - $44,581,752)					43,980,569

Short-Term Securities — 16.7%

Time Deposits — 11.8%
Bank of Montreal Time Deposit	3.850%	10/03/2005		3,000,000	3,000,000
Dresdner Bank Time Deposit	3.810%	10/03/2005		3,000,000	3,000,000
Societe Generale Time Deposit	3.875%	10/03/2005		3,000,000	3,000,000
					9,000,000

U.S. Treasury Obligations — 4.9%
U.S. Treasury Bill ‡	3.408%	11/03/2005		3,000,000	2,991,948
U.S. Treasury Bill ‡ @	3.119%	12/01/2005		800,000	795,748
					3,787,696
Total (Cost - $12,786,387)					12,787,696

Total Investments — 96.0% (Cost - $72,774,640)					73,411,542
Other Assets, Net of Liabilities — 4.0%					3,024,887
Net Assets — 100.0%					$76,436,429

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2005 was as follows:

Unrealized	Unrealized	Unrealized	Tax
Appreciation	Depreciation	Net	Cost
$2,190,644	$1,553,742	$636,902	$72,774,640

Summary of Abbreviations

EMTN Euro Medium-Term Note

EUR European Monetary Unit (Euro)

FRN Floating Rate Note

GBP Great British Pound

ISK Icelandic Krona

JPY Japanese Yen

MXN Mexican Peso

NZD New Zealand Dollar

O.A.T. Obligation Assimilable du Tresor (French government long-term debt instrument)

SEK Swedish Krona

(a)          Face amount shown in U.S. dollars unless otherwise indicated.

+                 Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, this security was valued at $147,395, or 0.2% of net assets.  The Board of Directors has deemed this security to be liquid.

*                 Perpetual bond.  Maturity date shown is next call date.

‡                  Interest rate shown represents yield to maturity at date of purchase.

@            Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

International Portfolio

Asset Class Summary

(shown as a percentage of Net Assets)

September 30, 2005 (unaudited)

Country	% of Net Assets
Sovereign Obligations	57.5%
Time Deposits	11.8
Asset-Backed Securities	9.3
Mortgage-Backed Securities	7.5
Corporate Obligations	5.0
U.S. Treasury Obligations	4.9
Financial Futures Contracts	(0.1)
Forward Foreign Exchange Contracts	(0.4)
Other Assets, Net of Other Liabilities	4.5
100.0%

U.S. Inflation-Indexed Portfolio - Schedule of Investments

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value

U.S. Treasury Obligations — 18.1%
U.S. Treasury Note	4.000%	08/31/2007	$19,680,000	$19,613,128
U.S. Treasury Note	4.000%	02/15/2015	3,270,000	3,183,142
				22,796,270
U.S. Treasury Inflation-Indexed Bond — 29.7%
U.S. Treasury Inflation-Indexed Bond	2.375%	01/15/2025	34,825,056	37,322,665

U.S. Treasury Inflation-Indexed Notes — 51.5%
U.S. Treasury Inflation-Indexed Note	4.250%	01/15/2010	4,877,124	5,456,283
U.S. Treasury Inflation-Indexed Note	0.875%	04/15/2010	5,537,920	5,396,443
U.S. Treasury Inflation-Indexed Note	3.500%	01/15/2011	5,051,340	5,565,945
U.S. Treasury Inflation-Indexed Note	3.000%	07/15/2012	14,962,482	16,290,402
U.S. Treasury Inflation-Indexed Note	2.000%	01/15/2014	25,883,683	26,429,667
U.S. Treasury Inflation-Indexed Note	2.000%	07/15/2014	1,024,022	1,046,743
U.S. Treasury Inflation-Indexed Note	1.875%	07/15/2015	4,379,271	4,417,931
				64,603,414

Total Investments — 99.3% (Cost - $124,757,097)				124,722,349
Other Assets, Net of Liabilities — 0.7%				831,189
Net Assets — 100.0%				$125,553,538

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2005 was as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$508,129	$542,877	$(34,748)	$124,757,097

U.S. Inflation-Indexed Portfolio

Asset Class Summary

(shown as a percentage of Net Assets)

September 30, 2005 (unaudited)

Classification	% of Net Assets
U.S. Treasury Inflation-Indexed Notes	51.5%
U.S. Treasury Inflation-Indexed Bond	29.7
U.S. Treasury Obligations	18.1
Other Assets, Net of Liabilities	0.7
100.0%

FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio - Schedule of Investments

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value

Sovereign Index-Linked Obligations — 79.9%

Australia — 0.8%
Australian Index-Linked Bond	4.000%	08/20/2020	AUD	220,000	$245,497

Canada — 2.0%
Canadian Government Index-Linked Bond	4.000%	12/01/2031	CAD	328,264	426,381
Canadian Government Index-Linked Bond	3.000%	12/01/2036	CAD	166,437	188,897
					615,278

France — 9.5%
France O.A.T. Index-Linked Bond	3.000%	07/25/2012	EUR	1,441,023	1,998,148
France O.A.T. Index-Linked Bond	3.150%	07/25/2032	EUR	558,837	947,613
					2,945,761

Japan — 1.7%
Japan Government CPI Linked Bond	1.100%	06/10/2014	JPY	58,057,999	529,529

New Zealand — 2.4%
New Zealand Government Indexed-Linked Bond	4.500%	02/15/2016	NZD	810,000	750,724

Poland — 2.7%
Poland Government Bond, Ser. CPI	3.000%	08/24/2016	PLN	2,645,162	847,129

Sweden — 6.4%
Swedish Government Index-Linked Bond	4.000%	12/01/2008	SEK	3,032,248	432,993
Swedish Government Index-Linked Bond	4.000%	12/01/2020	SEK	6,714,264	1,180,671
Swedish Government Index-Linked Bond	3.500%	12/01/2028	SEK	1,973,903	391,867
					2,005,531

United Kingdom — 22.9%
U.K. Index-Linked Treasury Stock	2.500%	05/20/2009	GBP	366,000	1,615,916
U.K. Index-Linked Treasury Stock	2.500%	08/16/2013	GBP	520,000	2,093,765
U.K. Index-Linked Treasury Stock	2.500%	07/26/2016	GBP	180,000	811,062
U.K. Index-Linked Treasury Stock	2.500%	04/16/2020	GBP	250,000	1,143,060
U.K. Index-Linked Treasury Stock	2.500%	07/17/2024	GBP	240,000	970,132
U.K. Index-Linked Treasury Stock	2.000%	01/26/2035	GBP	220,000	499,035
					7,132,970
United States — 31.5%
U.S. Treasury Inflation-Indexed Bond	2.375%	01/15/2025		4,088,835	4,382,081
U.S. Treasury Inflation-Indexed Bond	3.875%	04/15/2029		3,565	4,885
U.S. Treasury Inflation-Indexed Note	4.250%	01/15/2010		499,325	558,619
U.S. Treasury Inflation-Indexed Note	0.875%	04/15/2010		721,889	703,447
U.S. Treasury Inflation-Indexed Note	3.500%	01/15/2011		471,458	519,488
U.S. Treasury Inflation-Indexed Note	3.375%	01/15/2012		352,090	389,994
U.S. Treasury Inflation-Indexed Note	3.000%	07/15/2012		2,227,530	2,425,223
U.S. Treasury Inflation-Indexed Note	2.000%	01/15/2014		655,551	669,379
U.S. Treasury Inflation-Indexed Note	1.875%	07/15/2015		140,598	141,860
					9,794,976
Total (Cost - $24,514,238)					24,867,395

FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio - Schedule of Investments (Continued)

September 30, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)	Value

Non Index-Linked Obligations — 15.9%

U.S. Treasury Bond	6.000%	02/15/2026	690,000	$813,769
U.S. Treasury Note	4.000%	08/31/2007	2,520,000	2,511,437
U.S. Treasury Note	4.000%	02/15/2015	1,670,000	1,625,641
Total (Cost - $4,983,304)				4,950,847

Total Investments — 95.8% (Cost - $29,497,542)				29,818,242
Other Assets, Net of Liabilities — 4.2%				1,311,232
Net Assets — 100.0%				$31,129,474

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2005 was as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$630,688	$309,988	$320,700	$29,497,542

Summary of Abbreviations

AUD  Australian Dollar

CAD  Canadian Dollar

EUR  European Monetary Unit (Euro)

GBP  Great British Pound

JPY  Japanese Yen

NZD  New Zealand Dollar

O.A.T.  Obligation Assimilable du Tresor (French government long-term debt instrument)

PLN  Polish Zloty

SEK  Swedish Krona

(a)          Face amount shown in U.S. dollars unless otherwise indicated.

Global Inflation-Indexed Hedged Portfolio

Asset Class Summary

(shown as a percentage of Net Assets)

September 30, 2005 (unaudited)

Country	% of Net Assets
Sovereign Index-Linked Obligations	79.9%
Non Index-Linked Obligations	15.9%
Forward Foreign Exchange Contracts	(0.9)
Other Assets, Net of Other Liabilities	5.1
100.0%

FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio – Schedule of Investments

September 30, 2005 (Unaudited)

Country Composition of the Portfolio (as a percentage of Total Investments) versus the Barclay’s Global Inflation-Linked Bond Index Hedged

Country	Portfolio	Benchmark
United States	49.45%	42.74%
United Kingdom	23.92%	23.50%
France	9.88%	15.23%
Sweden	6.73%	4.11%
Poland	2.84%	0.00%
New Zealand	2.52%	0.00%
Canada	2.06%	3.73%
Japan	1.78%	2.18%
Australia	0.82%	0.87%
Italy	0.00%	7.64%
	100.00%	100.00%

FFTW Funds, Inc.

Schedule of Investments

September 30, 2005 (Unaudited)

Financial Futures Contracts

Each Portfolio may enter into financial futures contracts to hedge its interest rate and foreign currency risk.  Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Portfolio to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities.  At September 30, 2005, the Portfolios placed U.S. Treasury bills or cash in segregated accounts for the benefit of the futures clearing broker at the Portfolio’s custodian with respect to their financial futures contracts as follows:

September 30, 2005
Portfolio	Collateral Value

U.S. Short-Term	$49,586
Limited Duration	49,586
Mortgage	1,671,012
Worldwide	984,590
Worldwide Core	99,321
International	795,748

Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase and reverse repurchase agreements. The Adviser determines creditworthiness of a repurchase agreement party, subject to the oversight of the Board of Directors.  Under a repurchase agreement, a bank or securities firm which the Portfolio’s Adviser has deemed creditworthy (that is, a dealer in U.S. government securities reporting to the Federal Reserve Bank of New York) or the Fund’s custodian, agrees to sell U.S. government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. government securities purchases U.S. government securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.  Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.  When a Portfolio engages in reverse repurchase transactions, the Portfolio will maintain, in a segregated account with its custodian, cash or securities equal in value to those subject to the reverse repurchase agreement. Each Portfolio will only engage in repurchase and reverse repurchase transactions with parties selected on the basis of such counterparty’s creditworthiness.

At September 30, 2005, the following funds held reverse repurchase agreements:

U.S. Short Term

Face Value	Description	Market Value (including interest)
$1,494,375	Lehman Brothers, 3.35%, dated 9/30/05, to be repurchased on 10/3/05, to be repurchased on demand, at face value, plus accrued interest.	$1,494,792

Limited Duration

Face Value	Description	Market Value (including interest)
$201,000	Lehman Brothers, 3.45%, dated 9/29/05, to be repurchased on 10/6/05, to be repurchased on demand, at face value, plus accrued interest.	$201,135
1,505,625	Lehman Brothers, 3.20%, dated 9/30/05, to be repurchased on 10/3/05, to be repurchased on demand, at face value, plus accrued interest.	1,506,027
	Total	$1,707,162

Swap Transactions

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based on or calculated by reference to changes in specified prices or rates for a specified notional amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks include a possibility that no liquid market exists for these obligations, that the counterparty defaults on its obligation, or that unfavorable changes occur in the value of underlying securities or indices related to a swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating overall potential risk.

At September 30, 2005, the following funds each had one outstanding swap contract with Deutsche Bank with the following terms:

Mortgage

Notional	Termination	Payment Made	Payments Received	Unrealized
Amount	Date	by the Portfolio	by the Portfolio	Appreciation
$54,000,000	10/7/2005	4.13%	USD LIBOR	$340,429

Worldwide

Notional	Termination	Payment Made	Payments Received	Unrealized
Amount	Date	by the Portfolio	by the Portfolio	Appreciation
$4,000,000	10/7/2005	4.13%	USD LIBOR	$25,217

Worldwide Core

Notional	Termination	Payment Made	Payments Received	Unrealized
Amount	Date	by the Portfolio	by the Portfolio	Appreciation
$2,000,000	10/7/2005	4.13%	USD LIBOR	$12,608

Open Forward Foreign Exchange Contracts as of September 30, 2005

Limited Duration

Contract		Cost/		Unrealized
Amount		Proceeds	Value	Appreciation

Forward Foreign Exchange Sell Contracts
4,117,793	Euro closing 11/16/05	$4,995,686	$4,975,071	$20,615

Worldwide

				Unrealized
Contract		Cost/		Appreciation
Amount		Proceeds	Value	(Depreciation)

Forward Foreign Exchange Buy Contracts
715,087	Australian Dollar closing 11/16/05	$529,880	$545,001	$15,121
2,611,823	British Pound Sterling closing 11/16/05	4,551,436	4,617,317	65,881
4,954,925	Canadian Dollar closing 11/16/05	4,135,130	4,274,496	139,366
21,883,319	Euro closing 11/16/05	26,788,408	26,436,589	(351,819)
715,085,350	Hungarian Forint closing 11/16/05	3,446,028	3,445,270	(758)
121,961,264	Icelandic Krona closing 11/16/05	1,824,866	1,986,962	162,096
2,616,171,850	Japanese Yen closing 11/16/05	23,763,838	23,187,959	(575,879)
15,497,048	Mexican Peso closing 11/16/05	1,412,711	1,427,444	14,733
770,570	New Zealand Dollar closing 11/16/05	517,600	532,319	14,719
948,402	Norwegian Krone closing 11/16/05	144,845	145,657	812
3,022,849	Polish Zloty closing 11/16/05	885,064	930,191	45,127
1,456,417,331	Republic of Korea Won closing 11/16/05	1,395,036	1,398,824	3,788
421,968	Singapore Dollar closing 11/16/05	249,922	250,148	226
3,910,075	South African Rand closing 11/16/05	568,705	612,773	44,068
884,607	Swedish Krona closing 11/16/05	112,833	114,761	1,928
3,080,676	Swiss Franc closing 11/16/05	2,451,998	2,398,510	(53,488)

Forward Foreign Exchange Sell Contracts
1,935,039	British Pound Sterling closing 11/16/05	3,387,668	3,420,863	(33,195)
1,130,985	Canadian Dollar closing 11/16/05	943,356	975,674	(32,318)
3,158,265	Danish Krone closing 11/16/05	511,460	511,314	146
22,127,438	Euro closing 11/16/05	26,899,712	26,734,122	165,590
673,570,500	Hungarian Forint closing 11/16/05	3,245,966	3,245,252	714
304,670,160	Icelandic Krona closing 11/16/05	4,558,678	4,963,610	(404,932)
1,207,519,189	Japanese Yen closing 11/16/05	10,975,011	10,703,414	271,597
38,250,094	Mexican Peso closing 11/16/05	3,495,227	3,523,244	(28,017)
4,282,150	New Zealand Dollar closing 11/16/05	2,885,949	2,958,159	(72,210)
2,028,259	Polish Zloty closing 11/16/05	593,857	624,136	(30,279)
115,367	Singapore Dollar closing 11/16/05	70,000	68,391	1,609
1,414,730	South African Rand closing 11/16/05	205,767	221,711	(15,944)
40,484,470	Swedish Krona closing 11/16/05	5,163,836	5,252,071	(88,235)
3,098,584	Swiss Franc closing 11/16/05	2,434,606	2,412,452	22,154
				$(717,399)

								Unrealized
Contract	Currency to	Cost/		Contract	Currency to	Cost/		Appreciation
Amount	Deliver	Proceeds	Value	Amount	Receive	Proceeds	Value	(Depreciation)

Forward Cross Currency Contracts closing 11/16/05
432,497	British Pound Sterling	$769,380	$764,591	630,000	Euro	$769,380	$761,159	$(3,432)
2,290,000	Euro	2,808,839	2,766,752	308,504,904	Japanese Yen	2,808,839	2,734,578	(32,174)
530,000	Euro	648,792	640,340	362,934	British Pound Sterling	648,792	641,613	1,273
430,000	Euro	533,543	519,521	34,691,650	Icelandic Krona	533,543	565,188	45,667
351,105,705	Japanese Yen	3,176,773	3,112,191	2,600,000	Euro	3,176,773	3,141,291	29,100
								$40,434

Worldwide Core

				Unrealized
Contract		Cost/		Appreciation
Amount		Proceeds	Value	(Depreciation)

Forward Foreign Exchange Buy Contracts
78,705	Australian Dollar closing 11/16/05	$60,000	$59,984	$(16)
60,000	British Pound Sterling closing 11/16/05	105,738	106,071	333
224,429	Canadian Dollar closing 11/16/05	190,000	193,610	3,610
2,270,535	Euro closing 11/16/05	2,776,368	2,743,017	(33,351)
209,037,380	Hungarian Forint closing 11/16/05	1,007,360	1,007,139	(221)
69,872,241	Icelandic Krona closing 11/16/05	1,045,475	1,138,341	92,866
96,626,726	Japanese Yen closing 11/16/05	886,630	856,496	(30,134)
1,252,067	Mexican Peso closing 11/16/05	113,988	115,329	1,341
1,265,584	New Zealand Dollar closing 11/16/05	849,755	874,280	24,525
1,022,429	Polish Zloty closing 11/16/05	299,358	314,622	15,264
1,442,723	Republic of Korea Won closing 11/16/05	1,382	1,386	4
30,728	Singapore Dollar closing 11/16/05	18,199	18,216	17
6,567	Swedish Krona closing 11/16/05	838	852	14
210,479	Swiss Franc closing 11/16/05	170,000	163,872	(6,128)

Forward Foreign Exchange Sell Contracts
304,204	British Pound Sterling closing 11/16/05	532,292	537,787	(5,495)
141,794	Canadian Dollar closing 11/16/05	118,029	122,322	(4,293)
8,438,444	Euro closing 11/16/05	10,213,380	10,195,233	18,147
208,782,000	Hungarian Forint closing 11/16/05	1,006,130	1,005,908	222
102,336,900	Icelandic Krona closing 11/16/05	1,531,233	1,667,244	(136,011)
189,588,419	Japanese Yen closing 11/16/05	1,718,868	1,680,506	38,362
3,310,391	Mexican Peso closing 11/16/05	302,380	304,922	(2,542)
1,493,146	New Zealand Dollar closing 11/16/05	1,006,320	1,031,483	(25,163)
1,013,375	Polish Zloty closing 11/16/05	296,708	311,836	(15,128)
348,353	Swedish Krona closing 11/16/05	44,433	45,192	(759)
277,486	Swiss Franc closing 11/16/05	218,303	216,041	2,262
				$(62,274)

								Unrealized
Contract	Currency to	Cost/		Contract	Currency to	Cost/		Appreciation
Amount	Deliver	Proceeds	Value	Amount	Receive	Proceeds	Value	(Depreciation)

Forward Cross Currency Contracts closing 11/16/05
47,985	British Pound Sterling	$85,502	$84,830	70,000	Euro	$85,502	$84,573	$(257)
290,000	Euro	355,943	350,375	39,063,240	Japanese Yen	355,943	346,256	(4,119)
20,000	Euro	24,577	24,164	13,898	British Pound Sterling	24,577	24,569	405
100,000	Euro	124,121	120,819	8,059,625	Icelandic Krona	124,121	131,305	10,486
45,892,815	Japanese Yen	415,508	406,793	340,000	Euro	415,508	410,784	3,991
16,481	Singapore Dollar	10,000	9,770	1,102,050	Japanese Yen	10,000	9,769	(1)
								$10,505

International

				Unrealized
Contract		Cost/		Appreciation
Amount		Proceeds	Value	(Depreciation)

Forward Foreign Exchange Buy Contracts
1,213,980	Australian Dollar closing 11/16/05	$907,942	$925,229	$17,287
1,986,752	British Pound Sterling closing 11/16/05	3,473,689	3,512,283	38,594
4,451,617	Canadian Dollar closing 11/16/05	3,702,717	3,840,304	137,587
5,057,228	Danish Krone closing 11/16/05	818,984	818,751	(233)
13,044,414	Euro closing 11/16/05	15,926,475	15,760,114	(166,361)
29,545,359	Icelandic Krona closing 11/16/05	442,077	481,346	39,269
2,249,578,981	Japanese Yen closing 11/16/05	20,404,952	19,940,258	(464,694)
13,869,448	Mexican Peso closing 11/16/05	1,264,307	1,277,525	13,218
4,857,060	New Zealand Dollar closing 11/16/05	3,273,061	3,355,314	82,253
1,027,436	Norwegian Krone closing 11/16/05	156,916	157,795	879
2,408,497	Polish Zloty closing 11/16/05	705,188	741,143	35,955
1,631,496,942	Republic of Korea Won closing 11/16/05	1,562,737	1,566,980	4,243
326,927	Singapore Dollar closing 11/16/05	193,631	193,807	176
2,947,595	South African Rand closing 11/16/05	428,716	461,936	33,220
1,188,049	Swiss Franc closing 11/16/05	960,000	924,974	(35,026)

Forward Foreign Exchange Sell Contracts
460,000	British Pound Sterling closing 11/16/05	811,701	813,212	(1,511)
910,291	Canadian Dollar closing 11/16/05	757,680	785,287	(27,607)
880,583	Danish Krone closing 11/16/05	142,604	142,564	40
12,433,679	Euro closing 11/16/05	15,142,972	15,022,231	120,741
126,636,900	Icelandic Krona closing 11/16/05	1,894,826	2,063,137	(168,311)
793,028,700	Japanese Yen closing 11/16/05	7,195,120	7,029,383	165,737
28,156,149	Mexican Peso closing 11/16/05	2,575,793	2,593,483	(17,690)
7,291,583	New Zealand Dollar closing 11/16/05	4,913,069	5,037,111	(124,042)
1,106,490	Polish Zloty closing 11/16/05	323,971	340,489	(16,518)
192,090,000	Republic of Korea Won closing 11/16/05	190,000	184,494	5,506
27,309,287	Swedish Krona closing 11/16/05	3,483,327	3,542,848	(59,521)
1,570,882	Swiss Franc closing 11/16/05	1,235,958	1,223,035	12,923
				$(373,886)

								Unrealized
Contract	Currency to	Cost/		Contract	Currency to	Cost/		Appreciation
Amount	Deliver	Proceeds	Value	Amount	Receive	Proceeds	Value	(Depreciation)

Forward Cross Currency Contracts closing 11/16/05
399,954	British Pound Sterling	$709,688	$707,060	580,000	Euro	$709,688	$700,749	$(6,311)
1,200,000	Euro	1,468,781	1,449,827	161,740,232	Japanese Yen	1,468,781	1,433,661	(16,166)
140,000	Euro	172,036	169,146	97,285	British Pound Sterling	172,036	171,985	2,839
280,000	Euro	347,410	338,293	22,592,525	Icelandic Krona	347,410	368,072	29,779
286,048,045	Japanese Yen	2,589,769	2,535,521	2,120,000	Euro	2,589,769	2,561,360	25,839
								$35,980

Global Inflation-Indexed Hedged

				Unrealized
Contract		Cost/		Appreciation
Amount		Proceeds	Value	(Depreciation)

Forward Foreign Exchange Buy Contracts
314,831	Australian Dollar closing 11/16/05	$240,000	$239,948	$(52)
304,552	British Pound Sterling closing 11/16/05	536,449	538,403	1,954
909,737	Canadian Dollar closing 11/16/05	770,000	784,808	14,808
7,053,750	Euro closing 11/16/05	8,761,652	8,522,262	(239,390)
55,454,822	Icelandic Krona closing 11/16/05	850,795	903,456	52,661
302,462,739	Japanese Yen closing 11/16/05	2,776,209	2,681,021	(95,188)
2,808,675	Mexican Peso closing 11/16/05	260,000	258,709	(1,291)
332,903	New Zealand Dollar closing 11/16/05	230,000	229,973	(27)
1,643,032	Polish Zloty closing 11/16/05	478,823	505,594	26,771
15,252,201	Swedish Krona closing 11/16/05	1,950,659	1,978,676	28,017
955,046	Swiss Franc closing 11/16/05	771,726	743,566	(28,160)

Forward Foreign Exchange Sell Contracts
316,155	Australian Dollar closing 11/16/05	238,319	240,956	(2,637)
4,448,286	British Pound Sterling closing 11/16/05	7,786,913	7,863,912	(76,999)
1,311,517	Canadian Dollar closing 11/16/05	1,085,360	1,131,415	(46,055)
10,673,581	Euro closing 11/16/05	13,044,499	12,895,701	148,798
54,901,300	Icelandic Krona closing 11/16/05	842,303	894,438	(52,135)
445,232,472	Japanese Yen closing 11/16/05	4,021,137	3,946,527	74,610
2,183,100	Mexican Peso closing 11/16/05	200,000	201,087	(1,087)
1,088,524	New Zealand Dollar closing 11/16/05	734,318	751,965	(17,647)
4,358,731	Polish Zloty closing 11/16/05	1,270,249	1,341,269	(71,020)
37,491,229	Swedish Krona closing 11/16/05	4,858,013	4,863,756	(5,743)
1,281,403	Swiss Franc closing 11/16/05	1,010,025	997,657	12,368
				$(277,444)

								Unrealized
Contract	Currency to	Cost/		Contract	Currency to	Cost/		Appreciation
Amount	Deliver	Proceeds	Value	Amount	Receive	Proceeds	Value	(Depreciation)

Forward Cross Currency Contracts closing 11/16/05
192,453	British Pound Sterling	$340,948	$340,229	280,000	Euro	$340,948	$338,293	$(1,936)
1,220,000	Euro	1,493,823	1,473,990	164,326,722	Japanese Yen	1,493,823	1,456,587	(17,403)
60,000	Euro	73,753	72,491	41,693	British Pound Sterling	73,753	73,708	1,217
230,000	Euro	285,724	277,884	18,533,650	Icelandic Krona	285,724	301,946	24,062
18,496,600	Icelandic Krona	287,146	301,342	230,000	Euro	287,146	277,883	(23,459)
1,131,560	Japanese Yen	10,000	10,030	14,467	New Zealand Dollar	10,000	9,994	(36)
175,538,750	Japanese Yen	1,588,456	1,555,970	1,300,000	Euro	1,588,456	1,570,645	14,675
652,743	Swedish Krona	87,505	84,681	70,000	Euro	87,505	84,573	(108)
								$(2,988)

Open Financial Futures Contracts as of September 30, 2005

U.S. Short-Term

		Notional
		Value of	Unrealized
Contracts		Contracts	Appreciation

Short Futures Contracts:
8	December 2005 2-Year U.S. Treasury Note	$1,647,125	$5,972

Limited Duration

		Notional
		Value of	Unrealized
Contracts		Contracts	Depreciation

Long Futures Contracts:
82	December 2005 2-Year U.S. Treasury Note	$16,883,031	$(46,304)

Mortgage

		Notional
		Value of	Unrealized
Contracts		Contracts	Appreciation

Short Futures Contracts:
17	December 2005 10-Year U.S. Treasury Note	$1,868,672	$14,424
24	December 2005 2-Year U.S. Treasury Note	4,941,375	11,916
99	December 2005 5-Year U.S. Treasury Note	10,579,078	47,605
			$73,945

Worldwide

		Notional	Unrealized
		Value of	Appreciation
Contracts		Contracts	(Depreciation)

Long Futures Contracts:
35	December 2005 10-Year U.S. Treasury Note	$3,847,266	$(35,068)
5	December 2005 2-Year U.S. Treasury Note	1,029,453	(2,518)
8	December 2005 5-Year U.S. Treasury Note	854,875	(8,122)
76	December 2005 Euro BOBL	10,445,752	(80,015)
5	December 2005 Euro Bund	738,641	(5,505)
28	December 2005 Us Long Bond Fut (cbt) Dec05	3,203,375	(16,974)

Short Futures Contracts:
19	December 2005 2-Year U.S. Treasury Note	3,911,922	9,433
			$(138,769)

Worldwide Core

		Notional	Unrealized
		Value of	Appreciation
Contracts		Contracts	(Depreciation)

Long Futures Contracts:
7	December 2005 10-Year U.S. Treasury Note	$769,453	$(10,173)
7	December 2005 5-Year U.S. Treasury Note	748,016	(8,275)

Short Futures Contracts:
4	December 2005 10-Year U.S. Treasury Note	439,687	3,736
5	December 2005 5-Year U.S. Treasury Note	534,297	2,404
1	December 2005 Euro BOBL	137,444	81
1	December 2005 Long Gilts	199,431	896
4	December 2005 U.S. Long Bond	457,625	6,392
			$(4,939)

International

		Notional	Unrealized
		Value of	Appreciation
Contracts		Contracts	(Depreciation)

Long Futures Contracts:
15	December 2005 10-Year U.S. Treasury Note	$1,648,828	$(33,601)
4	December 2005 2-Year U.S. Treasury Note	823,563	(2,013)
46	December 2005 Euro BOBL	6,322,429	(40,956)
33	December 2005 Euro Bund	4,875,034	(20,746)

Short Futures Contracts:
46	December 2005 5-Year U.S. Treasury Note	4,915,531	41,744
4	December 2005 U.S. Long Bond	457,625	5,486
			$(50,086)

Investments in Affiliated Issuers

	Value,			Value,		Realized
	beginning		Sales	end of	Dividend	Gains
	of period	Purchases	Proceeds	period	Income	Distributions
Worldwide
U.S. Short-Term	$—	$28,561,159	$18,700,000	$9,853,148	$61,159	$—

	Value,			Value,		Realized
	beginning		Sales	end of	Dividend	Gains
	of period	Purchases	Proceeds	period	Income	Distributions
Worldwide Core
U.S. Short-Term	$—	$7,344,032	$6,032,555	$1,300,727	$51,052	$—

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FFTW Funds, Inc.

By (Signature and Title)	/S/ Stephen P. Casper
Stephen P. Casper, President and Principal Executive Officer

Date	11/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Stephen P. Casper
Stephen P. Casper, President and Principal Executive Officer

Date	11/28/05

By (Signature and Title)	/S/ William E. Vastardis
William E. Vastardis, Treasurer and Principal Financial Officer

Date	11/28/05